Sentinel Variable Products Trust

PROSPECTUS

Dated April 30, 2010

Sentinel Variable Products Balanced Fund

Sentinel Variable Products Bond Fund

Sentinel Variable Products Common Stock Fund

Sentinel Variable Products Mid Cap Fund

Sentinel Variable Products Money Market Fund

Sentinel Variable Products Small Company Fund

This prospectus contains information you should know before investing, including information about risks.
Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

Sentinel Variable Products Funds ● National Life Drive ● Montpelier, VT 05604

In this prospectus, each Sentinel Variable Products Fund is referred to individually as a “Fund.”  Sentinel Asset Management, Inc. (“Sentinel”) is the investment adviser for each Fund.

We cannot guarantee that any Fund will achieve its investment objective(s).

Fund Summaries

Sentinel Variable Products Balanced Fund

Investment Objective

The Fund seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts.  If such fees and expenses were included, the overall expenses shown below would be higher.  For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.86%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Fees and charges associated with the separate accounts of insurance companies that purchase shares of the Fund are not reflected in the example below, and if reflected, the overall expenses would be higher.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
SVP Balanced Fund	$ 88	$ 274	$ 477	$ 1,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests primarily in common stocks and investment-grade bonds with at least 25% of its assets in bonds and at least 25% of its assets in common stock and other equity securities.  Sentinel will divide the Fund’s assets among stocks and bonds based on whether it believes stocks or bonds offer a better value at the time.  More bonds normally enhance price stability, and more stocks usually enhance growth potential.  Up to 25% of the Fund’s assets may be invested in securities within a single industry.  The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

With respect to equities, Sentinel’s investment philosophy centers on building a diverse, below-average risk portfolio consisting largely of securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels, based on a number of metrics, including value relative to its history, peers and/or market over time.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow.  Additionally, earnings revision trends are important.

The bond portion of the Fund may invest without limitation in bonds in the first through the fourth highest categories of Moody’s (Aaa to Baa) and Standard and Poor’s (AAA to BBB).  No more than 20% of the Fund’s total assets may be invested in lower-quality bonds, sometimes called “junk bonds” (e.g., bonds rated below Baa by Moody’s or BBB by Standard & Poor’s).  The Fund will only purchase securities rated B3 or lower by Moody’s or lower than B- by Standard and Poor’s if Sentinel believes the quality of the bonds is higher than indicated by the rating.

The Fund may make unlimited investments in mortgage-backed U.S. government securities, including pass-through certificates guaranteed by the Government National Mortgage Association (“GNMA”).  The Fund may invest in mortgage-backed securities issued and guaranteed by the Federal National Mortgage Association (“FNMA”) and by the Federal Home Loan Mortgage Corporation (“FHLMC”).  While the original maximum life of a mortgage-backed security considered for this Fund can vary, its average life is likely to be substantially less than the original maturity of the underlying mortgages, because the mortgages in these pools may be prepaid, refinanced, curtailed, or foreclosed.  Prepayments are passed through to the mortgage-backed securityholder along with regularly scheduled minimum repayments of principal and payments of interest.

In managing the fixed-income portion of the portfolio, the Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

The Fund may sell a security to meet redemptions, if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity.

Principal Investment Risks

You could lose money by investing in the Fund.  The following is a summary description of the principal risks of investing in the Fund:

•         Stock Market and Selection Risk.  The stock market may go down in value, and may go down sharply and unpredictably.  The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

•         Investment Style Risk.  The “growth” stocks in the Fund’s portfolio may be more volatile than the portfolio manager anticipated, and the “value” stocks may not increase in price or pay dividends as the manager had anticipated.

•         Sector Risk.  Investments in a particular sector may trail returns from other economic sectors.

•         General Foreign Securities Risk.  Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

•         General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise.  As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets.  In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change.  In addition, investment grade bonds may be downgraded or default.  During periods of declining interest rates, or for other reasons, bonds may be “called”, or redeemed, by the bond issuer prior to the bond’s maturity date, resulting in the Fund receiving payment earlier than expected.  This may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.

•         Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests.  In addition, certain of these securities, including those issued or guaranteed by FNMA and FHLMC, are not backed by the full faith and credit of the U.S. government.

•         Lower-Quality Bonds Risk.  Lower-rated bonds are more speculative and likely to default than higher-quality bonds.  Lower-rated bond values also tend to fluctuate more widely in value.

•         Mortgage-Backed Securities Risk.  Mortgage-backed securities represent interests in “pools” of mortgages and are subject to certain additional risks. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk.  In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

•         Portfolio Turnover Risk.  An active trading approach increases the Fund’s costs and may reduce the Fund’s performance.  It may also increase the amount of capital gains tax that you have to pay on the Fund’s returns.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of broad measures of market performance.  The bar chart shows changes in the Fund’s performance for each calendar year since inception.  Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar charts and table below and, if reflected, returns would be less than the results shown.  How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.  The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed-rate bond market, with index components for government securities, mortgage pass-through securities and asset-backed securities.  For a description of the Standard & Poor’s 500 Index, please see “Index Descriptions” on page 36 of the Prospectus.

Annual Total Return (%) as of December 31

                      2004                    2005                        2006                        2007                    2008                      2009

During the period(s) shown in the above bar chart, the highest return for a quarter was 11.76% (quarter ended June 30, 2009) and the lowest return for a quarter was -13.35% (quarter ended December 31, 2008).

Average Annual Total Return (%) For the periods ended December 31, 2009	1 Year	5 Years	Since Inception (August 1, 2003)
SVP Balanced Fund	21.47	3.36	6.06
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	4.10
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93	4.97	5.14

Management

Investment Adviser.  Sentinel Asset Management, Inc. (“Sentinel”) is the investment adviser to the Fund.

Portfolio Managers.  David M. Brownlee, Senior Vice President with Sentinel, has been a portfolio manager of the Fund since 2003, and Daniel J. Manion, Senior Vice President and Director of Equity Research with Sentinel, has been a portfolio manager of the Fund since 2004.

Purchase and Sale of Fund Shares

You cannot purchase or sell shares of the Fund directly. Shares of the Fund are offered only to variable life insurance and variable annuity separate accounts of life insurance companies and may be offered to certain other eligible investors.  Please refer to the separate prospectus for the separate account and its related contract for a more detailed description of the procedures under which a contract owner or payee may allocate his or her interest in a separate account to a subaccount using the shares of the Fund as an underlying investment medium.

Tax Information

Shares of the Fund are offered to separate accounts of life insurance companies and may be offered to certain other eligible investors.  Under the Internal Revenue Code of 1986, as amended, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance or variable annuity contracts.  Accordingly, no gain or loss should be recognized on ordinary income or capital gain distributions to separate accounts or upon the sale or redemption of shares of the Fund held by such accounts.  Please refer to the appropriate tax disclosure in the prospectus for a separate account and its related contract for more information on the taxation of life insurance companies, separate accounts, and the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.

Payments to Insurance Companies and Other Financial Intermediaries

If you purchase the Fund through an insurance company or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Sentinel Variable Products Bond Fund

Investment Objective

The Fund seeks high current income while seeking to control risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts.  If such fees and expenses were included, the overall expenses shown below would be higher.  For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.64%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Fees and charges associated with the separate accounts of insurance companies that purchase shares of the Fund are not reflected in the example below, and if reflected, the overall expenses would be higher.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
SVP Bond Fund	$ 65	$ 205	$ 357	$ 798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 241% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests mainly in investment grade bonds. The Fund will invest exclusively in fixed-income securities, and to a limited extent in related derivatives.  At least 80% of the Fund’s assets will normally be invested in the following types of bonds:

1.          Corporate bonds which at the time of purchase are rated within the four highest rating categories of Moody’s, Standard & Poor’s or any other nationally recognized statistical rating organization;

2.          Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities and dollar roll transactions;

3.          Debt securities (payable in U.S. dollars) issued or guaranteed by Canadian governmental entities; and

4.          Debt obligations of domestic banks or bank holding companies, even though not rated by Moody’s or Standard & Poor’s, that Sentinel believes have investment qualities comparable to investment-grade corporate securities.

The Fund will invest no more than 20% of its total assets in lower quality bonds, sometimes called “junk bonds.”  These bonds, because of the greater possibility that the issuers will default, are not investment grade - that is, they are rated below BBB by Standard & Poor’s or below Baa by Moody’s, or are unrated but considered by Sentinel to be of comparable credit quality.  Up to 25% of the Fund’s assets may be invested in securities within a single industry.  The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

The Fund may make unlimited investments in mortgage-backed U.S. government securities, including pass-through certificates guaranteed by the Government National Mortgage Association (“GNMA”).  The Fund may invest in mortgage-backed securities issued and guaranteed by the Federal National Mortgage Association (“FNMA”) and by the Federal Home Loan Mortgage Corporation (“FHLMC”).  While the original maximum life of a mortgage-backed security considered for this Fund can vary, its average life is likely to be substantially less than the original maturity of the underlying mortgages, because the mortgages in these pools may be prepaid, refinanced, curtailed, or foreclosed.  Prepayments are passed through to the mortgage-backed securityholder along with regularly scheduled minimum repayments of principal and payments of interest.

The Fund may sell a security to meet redemptions, if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity.

Principal Investment Risks

You could lose money by investing in the Fund.  The following is a summary description of the principal risks of investing in the Fund:

•         General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise.  As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets.  In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change.  In addition, investment grade bonds may be downgraded or default.  During periods of declining interest rates, or for other reasons, bonds may be “called”, or redeemed, by the bond issuer prior to the bond’s maturity date, resulting in the Fund receiving payment earlier than expected.  This may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.

•         Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests.  In addition, certain of these securities, including those issued or guaranteed by FNMA and FHLMC, are not backed by the full faith and credit of the U.S. government.

•         Lower-Quality Bonds Risk.  Lower-rated bonds are more speculative and likely to default than higher-quality bonds.  Lower-rated bond values also tend to fluctuate more widely in value.

•         Mortgage-Backed Securities Risk.  Mortgage-backed securities represent interests in “pools” of mortgages and are subject to certain additional risks. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk.  In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected.

         This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

•         Portfolio Turnover Risk.  An active trading approach increases the Fund’s costs and may reduce the Fund’s performance.  It may also increase the amount of capital gains tax that you have to pay on the Fund’s returns.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of broad measures of market performance.  The bar chart shows changes in the Fund’s performance for each calendar year since inception.  Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar charts and table below and, if reflected, returns would be less than the results shown.  How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.  The Barclays Capital U.S. Mortgage-Backed Securities Index consists of agency mortgage-backed pass-through securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).  For a description of the Barclays Capital U.S. Aggregate Bond Index, please see “Index Descriptions” on page 36 of the Prospectus.

Annual Total Return (%) as of December 31

                      2004                      2005                      2006                      2007                      2008                        2009

During the period(s) shown in the above bar chart, the highest return for a quarter was 5.93% (quarter ended June 30, 2009) and the lowest return for a quarter was -1.62% (quarter ended June 30, 2004).

Average Annual Total Return (%)

For the periods ended December 31, 2009	1 Year	5 Years	Since Inception (August 1, 2003)
SVP Bond Fund	11.08	5.36	5.77
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93	4.97	5.14
Barclays Capital U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	5.89	5.78	5.81

Management

Investment Adviser.  Sentinel Asset Management, Inc. (“Sentinel”) is the investment adviser to the Fund.

Portfolio Manager.  David M. Brownlee, Senior Vice President with Sentinel, has been a portfolio manager of the Fund since 2003, and Jason Doiron, Vice President with Sentinel, has been a portfolio manager of the Fund since 2009.

Purchase and Sale of Fund Shares

You cannot purchase or sell shares of the Fund directly. Shares of the Fund are offered only to variable life insurance and variable annuity separate accounts of life insurance companies and may be offered to certain other eligible investors.  Please refer to the separate prospectus for the separate account and its related contract for a more detailed description of the procedures under which a contract owner or payee may allocate his or her interest in a separate account to a subaccount using the shares of the Fund as an underlying investment medium.

Tax Information

Shares of the Fund are offered to separate accounts of life insurance companies and may be offered to certain other eligible investors.  Under the Internal Revenue Code of 1986, as amended, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance or variable annuity contracts.  Accordingly, no gain or loss should be recognized on ordinary income or capital gain distributions to separate accounts or upon the sale or redemption of shares of the Fund held by such accounts.  Please refer to the appropriate tax disclosure in the prospectus for a separate account and its related contract for more information on the taxation of life insurance companies, separate accounts, and the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.

Payments to Insurance Companies and Other Financial Intermediaries

If you purchase the Fund through an insurance company or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Sentinel Variable Products Common Stock Fund

Investment Objective

The Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts.  If such fees and expenses were included, the overall expenses shown below would be higher.  For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.71%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Fees and charges associated with the separate accounts of insurance companies that purchase shares of the Fund are not reflected in the example below, and if reflected, the overall expenses would be higher.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
SVP Common Stock Fund	$ 73	$ 227	$ 395	$ 883

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in common stocks.  The Fund invests mainly in a diverse group of common stocks of well-established companies, typically above $5 billion in market capitalization, most of which pay regular dividends.  Up to 25% of the Fund’s assets may be invested in securities within a single industry.  The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel’s investment philosophy centers on building a diverse, below-average risk portfolio consisting largely of securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels, based on a number of metrics, including value relative to its history, peers and/or market over time.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow.  Additionally, earnings revision trends are important.

The Fund may sell a security if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity.  A security may also be sold to meet redemptions.

Principal Investment Risks

You could lose money by investing in the Fund.  The following is a summary description of the principal risks of investing in the Fund:

•         Stock Market and Selection Risk.  The stock market may go down in value, and may go down sharply and unpredictably.  The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

•         Investment Style Risk.  The “growth” stocks in the Fund’s portfolio may be more volatile than the portfolio manager anticipated, and the “value” stocks may not increase in price or pay dividends as the manager had anticipated.

•         Sector Risk.  Investments in a particular sector may trail returns from other economic sectors.

•         General Foreign Securities Risk.  Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of broad measures of market performance.  The bar chart shows changes in the Fund’s performance for each calendar year since inception.  Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar charts and table below and, if reflected, returns would be less than the results shown.  How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.  For a description of the Standard & Poor’s 500 Index, please see “Index Descriptions” on page 36 of the Prospectus.

Annual Total Return (%) as of December 31

                  2001          2002            2003            2004            2005              2006            2007            2008            2009

During the period(s) shown in the above bar chart, the highest return for a quarter was 18.28% (quarter ended June 30, 2003) and the lowest return for a quarter was -20.36% (quarter ended December 31, 2008).

Average Annual Total Return (%)

For the periods ended December 31, 2009	1 Year	5 Years	Since Inception (November 30, 2000)
SVP Common Stock Fund	27.75	3.34	3.40
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	0.05

Management

Investment Adviser.  Sentinel Asset Management, Inc. (“Sentinel”) is the investment adviser to the Fund.

Portfolio Manager.  Daniel J. Manion, Senior Vice President and Director of Equity Research with Sentinel, has managed or co-managed the Fund since 2000.  Hilary Roper, Vice President with Sentinel, has co-managed the Fund since 2010.

Purchase and Sale of Fund Shares

You cannot purchase or sell shares of the Fund directly. Shares of the Fund are offered only to variable life insurance and variable annuity separate accounts of life insurance companies and may be offered to certain other eligible investors.  Please refer to the separate prospectus for the separate account and its related contract for a more detailed description of the procedures under which a contract owner or payee may allocate his or her interest in a separate account to a subaccount using the shares of the Fund as an underlying investment medium.

Tax Information

Shares of the Fund are offered to separate accounts of life insurance companies and may be offered to certain other eligible investors.  Under the Internal Revenue Code of 1986, as amended, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance or variable annuity contracts.  Accordingly, no gain or loss should be recognized on ordinary income or capital gain distributions to separate accounts or upon the sale or redemption of shares of the Fund held by such accounts.  Please refer to the appropriate tax disclosure in the prospectus for a separate account and its related contract for more information on the taxation of life insurance companies, separate accounts, and the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.

Payments to Insurance Companies and Other Financial Intermediaries

If you purchase the Fund through an insurance company or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

  Sentinel Variable Products Mid Cap Fund

Investment Objective

The Fund seeks growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts.  If such fees and expenses were included, the overall expenses shown below would be higher.  For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.84%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Fees and charges associated with the separate accounts of insurance companies that purchase shares of the Fund are not reflected in the example below, and if reflected, the overall expenses would be higher.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
SVP Mid Cap Fund	$ 86	$ 268	$ 466	$ 1,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in mid-capitalization companies.  For this purpose, mid-capitalization companies are companies that have, at the time of purchase, market capitalizations between $500 million and $25 billion.  The Fund seeks to invest primarily in common stocks of mid-capitalization companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.

Up to 25% of the Fund’s assets may be invested in securities within a single industry.  For portfolio construction purposes, the Fund uses the Standard & Poor’s MidCap 400 Index as a sector-weighting guide, generally using a plus or minus 25% weighting.  The Fund attempts to be well-balanced across major economic sectors.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold and/or if the holding size exceeds the portfolio managers’ sector weighting guidelines.  A security may also be sold to meet redemptions.

Principal Investment Risks

You could lose money by investing in the Fund.  The following is a summary description of the principal risks of investing in the Fund:

•         Stock Market and Selection Risk.  The stock market may go down in value, and may go down sharply and unpredictably.  The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

•         Investment Style Risk.  The “growth” stocks in the Fund’s portfolio may be more volatile than the portfolio manager anticipated, and the “value” stocks may not increase in price or pay dividends as the manager had anticipated.

•         Sector Risk.  Investments in a particular sector may trail returns from other economic sectors.

•         Stocks of Smaller Companies Risk.  The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies.  These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers.  In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of broad measures of market performance.  The bar chart shows changes in the Fund’s performance for each calendar year since inception.  Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar charts and table below and, if reflected, returns would be less than the results shown.  How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.  The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.  The S&P MidCap 400 Index measures the performance of the mid-size company segment of the U.S. stock market with market.  The market value-weighted index is based on 400 stocks chosen on the basis of market capitalization, liquidity and industry group representation.  The Mid Cap Fund is replacing the Russell Midcap Growth Index as its secondary benchmark with the S&P MidCap 400 Index because Fund management believes the S&P MidCap 400 Index is a more appropriate alternative measure of the Fund’s current investment strategy.  For a description of the Russell Midcap Index, please see “Index Descriptions” on page 36 of the Prospectus.

Annual Total Return (%) as of December 31

              2001          2002            2003            2004            2005            2006              2007            2008            2009

During the period(s) shown in the above bar chart, the highest return for a quarter was 31.51% (quarter ended December 31, 2001) and the lowest return for a quarter was -33.64% (quarter ended September 30, 2001).

Average Annual Total Return (%)

For the periods ended December 31, 2009	1 Year	5 Years	Since Inception (November 30, 2000)
SVP Mid Cap Fund	30.60	-1.19	-1.46
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	40.48	2.43	5.43
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	46.29	2.40	1.37
Standard and Poor’s MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	37.38	3.27	6.00

Purchase and Sale of Fund Shares

You cannot purchase or sell shares of the Fund directly. Shares of the Fund are offered only to variable life insurance and variable annuity separate accounts of life insurance companies and may be offered to certain other eligible investors.  Please refer to the separate prospectus for the separate account and its related contract for a more detailed description of the procedures under which a contract owner or payee may allocate his or her interest in a separate account to a subaccount using the shares of the Fund as an underlying investment medium.

Management

Investment Adviser.  Sentinel Asset Management, Inc. (“Sentinel”) is the investment adviser to the Fund.

Portfolio Managers.  Betsy Pecor, Senior Vice President with Sentinel, has been a portfolio manager of the Fund since 2008.  Charles C. Schwartz, Senior Vice President with Sentinel, has been a portfolio manager of the Fund since 2008.  Matthew McGeary, Vice President with Sentinel, has been a portfolio manager of the Fund since 2010.

Tax Information

Shares of the Fund are offered to separate accounts of life insurance companies and may be offered to certain other eligible investors.  Under the Internal Revenue Code of 1986, as amended, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance or variable annuity contracts.  Accordingly, no gain or loss should be recognized on ordinary income or capital gain distributions to separate accounts or upon the sale or redemption of shares of the Fund held by such accounts.  Please refer to the appropriate tax disclosure in the prospectus for a separate account and its related contract for more information on the taxation of life insurance companies, separate accounts, and the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.

Payments to Insurance Companies and Other Financial Intermediaries

If you purchase the Fund through an insurance company or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Sentinel Variable Products Money Market Fund

Investment Objective

The Fund seeks as high a level of current income as is consistent with stable principal values and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts.  If such fees and expenses were included, the overall expenses shown below would be higher.  For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.52%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Fees and charges associated with the separate accounts of insurance companies that purchase shares of the Fund are not reflected in the example below, and if reflected, the overall expenses would be higher.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
SVP Money Market Fund	$ 53	$ 167	$ 291	$ 653

Principal Investment Strategies

The Fund invests exclusively in dollar-denominated money market instruments, including U.S. government securities, bank obligations, repurchase agreements, commercial paper, and other corporate debt obligations. All such investments will have remaining maturities of 397 days or less.  The Fund may also invest up to 10% of its total assets in shares of institutional money market funds that invest primarily in securities in which the Fund could invest directly.  The Fund may earn less income than funds owning longer-term securities or lower-quality securities that have less liquidity, greater market risk and greater market value fluctuations.

The Fund seeks to maintain a net asset value of $1.00 per share by using the amortized cost method of valuing its securities.  The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less.

Principal Investment Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The following is a summary description of the principal risks of investing in the Fund:

•         General Fixed-Income Securities Risk.  In the case of commercial paper in which the Fund invests, values may fluctuate as perceptions of credit quality change.  In addition, commercial paper may be downgraded or default.  To the extent the Fund invests in other corporate debt obligations, it may be subject to call risk, which is the risk that, during periods of declining interest rates or for other reasons, a bond’s issuer may prepay principal earlier than scheduled, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.

•         Government Securities Risk.  Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests.  In addition, certain of these securities, including those issued or guaranteed by FNMA and FHLMC, are not backed by the full faith and credit of the U.S. government.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1 and 5 years and since inception.  The bar chart shows changes in the Fund’s performance for each calendar year since inception.  Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar charts and table below and, if reflected, returns would be less than the results shown.  How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.

Annual Total Return (%) as of December 31

                2001            2002            2003            2004              2005            2006            2007            2008            2009

During the period(s) shown in the above bar chart, the highest return for a quarter was 1.35% (quarter ended March 31, 2001) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2009).

Average Annual Total Return (%)

For the periods ended December 31, 2009	1 Year	5 Years	Since Inception (November 30, 2000)
SVP Money Market Fund	0.00	2.81	2.34

.

The Fund’s 7-day yield as of December 31, 2009 was 0.00%.

Management

Investment Adviser.  Sentinel Asset Management, Inc. (“Sentinel”) is the investment adviser to the Fund.

Portfolio Manager.  David M. Brownlee, Senior Vice President with Sentinel, has been a portfolio manager of the Fund since 2008, and Maryann Breer, Money Market Trader with Sentinel, has been a portfolio manager of the Fund since 2009.

Purchase and Sale of Fund Shares

You cannot purchase or sell shares of the Fund directly. Shares of the Fund are offered only to variable life insurance and variable annuity separate accounts of life insurance companies and may be offered to certain other eligible investors.  Please refer to the separate prospectus for the separate account and its related contract for a more detailed description of the procedures under which a contract owner or payee may allocate his or her interest in a separate account to a subaccount using the shares of the Fund as an underlying investment medium.

Tax Information

Shares of the Fund are offered to separate accounts of life insurance companies and may be offered to certain other eligible investors.  Under the Internal Revenue Code of 1986, as amended, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance or variable annuity contracts.  Accordingly, no gain or loss should be recognized on ordinary income or capital gain distributions to separate accounts or upon the sale or redemption of shares of the Fund held by such accounts.  Please refer to the appropriate tax disclosure in the prospectus for a separate account and its related contract for more information on the taxation of life insurance companies, separate accounts, and the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.

Payments to Insurance Companies and Other Financial Intermediaries

If you purchase the Fund through an insurance company or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Sentinel Variable Products Small Company Fund

Investment Objective

The Fund seeks growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts.  If such fees and expenses were included, the overall expenses shown below would be higher.  For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.76%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Fees and charges associated with the separate accounts of insurance companies that purchase shares of the Fund are not reflected in the example below, and if reflected, the overall expenses would be higher.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
SVP Small Company Fund	$ 78	$ 243	$ 422	$ 942

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in small-capitalization companies.  For this purpose, small-capitalization companies are companies that have, at the time of purchase, market capitalizations of less than $3 billion.  The Fund seeks to invest primarily in common stocks of small companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.

Up to 25% of the Fund’s assets may be invested in securities within a single industry.  For portfolio construction purposes, the Fund uses the Standard & Poor’s SmallCap 600 Index as a sector-weighting guide, generally using a plus or minus 25% weighting.  The Fund attempts to be well-balanced across major economic sectors.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold, if the holding size exceeds the portfolio managers’ sector weighting guidelines and/or to take advantage of a more attractive investment opportunity.  A security may also be sold to meet redemptions.

Principal Investment Risks

You could lose money by investing in the Fund.  The following is a summary description of the principal risks of investing in the Fund:

•         Stock Market and Selection Risk.  The stock market may go down in value, and may go down sharply and unpredictably.  The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

•         Investment Style Risk.  The “growth” stocks in the Fund’s portfolio may be more volatile than the portfolio manager anticipated, and the “value” stocks may not increase in price or pay dividends as the manager had anticipated.

•         Sector Risk.  Investments in a particular sector may trail returns from other economic sectors.

•         Stocks of Smaller Companies Risk.  The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies.  These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers.  In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of broad measures of market performance.  The bar chart shows changes in the Fund’s performance for each calendar year since inception.  Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar charts and table below and, if reflected, returns would be less than the results shown.  How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.  The Standard & Poor’s SmallCap 600 Index measures the performance of 600 small-cap companies within the U.S. equity universe.  For a description of the Russell 2000® Index, please see “Index Descriptions” on page 36 of the Prospectus.

Annual Total Return (%) as of December 31

                  2001          2002            2003            2004            2005              2006            2007            2008            2009

During the period(s) shown in the above bar chart, the highest return for a quarter was 20.90% (quarter ended December 31, 2001) and the lowest return for a quarter was -24.27% (quarter ended December 31, 2008).

Average Annual Total Return (%)

For the periods ended December 31, 2009	1 Year	5 Years	Since Inception (November 30, 2000)
SVP Small Company Fund	27.15	3.28	7.01
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	27.17	0.51	5.18
Standard & Poor’s SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	25.57	1.36	7.07

Management

Investment Adviser.  Sentinel Asset Management, Inc. (“Sentinel”) is the investment adviser to the Fund.

Portfolio Managers.  Charles C. Schwartz, Senior Vice President with Sentinel, has been a portfolio manager of the Fund since 2004, and Betsy Pecor, Senior Vice President with Sentinel, has been a portfolio manager of the Fund since 2005.

Purchase and Sale of Fund Shares

You cannot purchase or sell shares of the Fund directly. Shares of the Fund are offered only to variable life insurance and variable annuity separate accounts of life insurance companies and may be offered to certain other eligible investors.  Please refer to the separate prospectus for the separate account and its related contract for a more detailed description of the procedures under which a contract owner or payee may allocate his or her interest in a separate account to a subaccount using the shares of the Fund as an underlying investment medium.

Tax Information

Shares of the Fund are offered to separate accounts of life insurance companies and may be offered to certain other eligible investors.  Under the Internal Revenue Code of 1986, as amended, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance or variable annuity contracts.  Accordingly, no gain or loss should be recognized on ordinary income or capital gain distributions to separate accounts or upon the sale or redemption of shares of the Fund held by such accounts.  Please refer to the appropriate tax disclosure in the prospectus for a separate account and its related contract for more information on the taxation of life insurance companies, separate accounts, and the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.

Payments to Insurance Companies and Other Financial Intermediaries

If you purchase the Fund through an insurance company or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About Each Fund

Investment Objectives and Strategies

Sentinel Variable Products Balanced Fund

Investment Objective

The Fund seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value.

Principal Investment Strategies

The Fund normally invests primarily in common stocks and investment-grade bonds with at least 25% of its assets in bonds and at least 25% of its assets in common stock and other equity securities.  Equity securities include common stock and related securities, such as preferred stock and convertible securities.  Investing in preferred stock and convertible securities is not a principal investment strategy of the Fund.  Sentinel will divide the Fund’s assets among stocks and bonds based on whether it believes stocks or bonds offer a better value at the time.  More bonds normally enhance price stability, and more stocks usually enhance growth potential.  Up to 25% of the Fund’s assets may be invested in securities within a single industry.  The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel’s philosophy for the equity portion of the portfolio is based on a long-term view and emphasizes diversification, high quality, valuation discipline and below-average risk.  Sentinel looks for securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels based on a number of metrics, including value relative to its history, peers and/or market over time, with attractive risk profiles and long-term adjusted returns.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The bond portion of the Fund may invest without limitation in bonds in the first through the fourth highest categories of Moody’s (Aaa to Baa) and Standard and Poor’s (AAA to BBB).  No more than 20% of the Fund’s total assets may be invested in lower-quality bonds, sometimes called “junk bonds” (e.g., bonds rated below Baa by Moody’s or BBB by Standard & Poor’s).  The Fund will only purchase securities rated B3 or lower by Moody’s or lower than B- by Standard and Poor’s if Sentinel believes the quality of the bonds is higher than indicated by the rating.

The Fund may make unlimited investments in mortgage-backed U.S. government securities, including pass-through certificates guaranteed by the Government National Mortgage Association (“GNMA”).  Each GNMA certificate is backed by a pool of mortgage loans insured by the Federal Housing Administration and/or the Veterans Administration, and provides for the payment of minimum fixed monthly installments of principal and interest.  The guarantee by GNMA of timely repayment of principal and payment of interest is backed by the full faith and credit of the United States.  The Fund may invest in mortgage-backed securities issued and guaranteed by the Federal National Mortgage Association (“FNMA”) and by the Federal Home Loan Mortgage Corporation (“FHLMC”).  In all of these mortgage-backed securities, the actual maturity of and realized yield will vary based on the prepayment experience of the underlying pool of mortgages.  Mortgage- related securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA.  They are not backed by the full faith and credit of the United States, but are supported by the right of FNMA to borrow from the U.S. Treasury Department (e.g., the Federal Home Loan Banks).  Mortgage-related securities issued by FHLMC are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank.  FHLMC guarantees timely payment of interest and ultimate collection of principal on its mortgage-related securities; provided, however, that FHLMC may remit on account of its guarantee of ultimate payment of principal the amount due with respect to any underlying mortgage loan at any time after default on such underlying mortgage, but in no event later than one year after it becomes payable.  On September 6, 2008, Director James Lockhart of the Federal Housing Finance Agency (“FHFA”) appointed FHFA as conservator of both FNMA and FHLMC.  In addition, the U.S. Treasury Department agreed to provide FNMA and FHLMC up to $100 billion of capital each on an as needed basis to insure that they continue to provide liquidity to the housing and mortgage markets.  While the original maximum life of a mortgage-backed security considered for this Fund can vary, its average life is likely to be substantially less than the original maturity of the underlying mortgages, because the mortgages in these pools may be prepaid, refinanced, curtailed, or foreclosed.  Prepayments are passed through to the mortgage-backed securityholder along with regularly scheduled minimum repayments of principal and payments of interest.

Although not a principal investment strategy, the Fund may engage in dollar roll transactions.  In a dollar roll, a Fund sells mortgage-backed or U.S. Treasury securities for delivery in the current month, and simultaneously contracts to buy back securities of the same type, coupon and maturity on a predetermined future date.  During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed or U.S. Treasury securities.  In return, a Fund receives the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), and interest earned on the cash proceeds of the initial sale.  A “covered roll” is a specific type of dollar roll in which the proceeds of a dollar roll are held in a separate account and invested only in high-grade, money-market instruments.  The Fund may only invest in covered rolls.

In managing the fixed-income portion of the portfolio, the Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.  The Fund may participate in a securities lending program.

Although not a principal investment strategy, the Fund may use derivative instruments (e.g., futures, options and swap agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks.  It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions.  The Fund is not required to use hedging and may choose not to do so.

Although not a principal investment strategy, the Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at not less than 102% of the repurchase price stated in the agreement.  Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Sentinel believes that adverse market or other conditions warrant.  This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss.  If the Fund takes a temporary defensive position, it may not achieve its investment objective.

The Fund may sell a security to meet redemptions, if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity.

Sentinel Variable Products Bond Fund

Investment Objective

The Fund seeks high current income while seeking to control risk.

Principal Investment Strategies

The Fund invests mainly in investment grade bonds. The Fund will invest exclusively in fixed-income securities, and to a limited extent in related derivatives.  At least 80% of the Fund’s assets will normally be invested in the following types of bonds:

1.             Corporate bonds which at the time of purchase are rated within the four highest rating categories of Moody’s, Standard & Poor’s or any other nationally recognized statistical rating organization;

2.             Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities and dollar roll transactions;

3.             Debt securities (payable in U.S. dollars) issued or guaranteed by Canadian governmental entities; and

4.             Debt obligations of domestic banks or bank holding companies, even though not rated by Moody’s or Standard & Poor’s, that Sentinel believes have investment qualities comparable to investment-grade corporate securities.

The Fund’s policy of investing, under normal circumstances, at least 80% of its assets in bonds is a non-fundamental policy that may not be changed without 60 days’ prior notice to the Fund’s shareholders.

Although not a principal strategy, the Fund may also invest in other fixed-income securities, such as straight or convertible debt securities and straight or convertible preferred stocks.  The Fund will invest no more than 20% of its total assets in lower quality bonds, sometimes called “junk bonds.”  These bonds, because of the greater possibility that the issuers will default, are not investment grade - that is, they are rated below BBB by Standard & Poor’s or below Baa by Moody’s, or are unrated but considered by Sentinel to be of comparable credit quality.  Up to 25% of the Fund’s assets may be invested in securities within a single industry.  The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

The Fund may make unlimited investments in mortgage-backed U.S. government securities, including pass-through certificates guaranteed by the Government National Mortgage Association (“GNMA”).  Each GNMA certificate is backed by a pool of mortgage loans insured by the Federal Housing Administration and/or the Veterans Administration, and provides for the payment of minimum fixed monthly installments of principal and interest.  The guarantee by GNMA of timely repayment of principal and payment of interest is backed by the full faith and credit of the United States.  The Fund may invest in mortgage-backed securities issued and guaranteed by the Federal National Mortgage Association (“FNMA”) and by the Federal Home Loan Mortgage Corporation (“FHLMC”).  In all of these mortgage-backed securities, the actual maturity of and realized yield will vary based on the prepayment experience of the underlying pool of mortgages.  Mortgage- related securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA.  They are not backed by the full faith and credit of the United States, but are supported by the right of FNMA to borrow from the U.S. Treasury Department (e.g., the Federal Home Loan Banks).  Mortgage-related securities issued by FHLMC are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank.  FHLMC guarantees timely payment of interest and ultimate collection of principal on its mortgage-related securities; provided, however, that FHLMC may remit on account of its guarantee of ultimate payment of principal the amount due with respect to any underlying mortgage loan at any time after default on such underlying mortgage, but in no event later than one year after it becomes payable.  On September 6, 2008, Director James Lockhart of the Federal Housing Finance Agency (“FHFA”) appointed FHFA as conservator of both FNMA and FHLMC.  In addition, the U.S. Treasury Department agreed to provide FNMA and FHLMC up to $100 billion of capital each on an as needed basis to insure that they continue to provide liquidity to the housing and mortgage markets.  While the original maximum life of a mortgage-backed security considered for this Fund can vary, its average life is likely to be substantially less than the original maturity of the underlying mortgages, because the mortgages in these pools may be prepaid, refinanced, curtailed, or foreclosed.  Prepayments are passed through to the mortgage-backed securityholder along with regularly scheduled minimum repayments of principal and payments of interest.

Although not a principal investment strategy, the Fund may engage in dollar roll transactions.  In a dollar roll, a Fund sells mortgage-backed or U.S. Treasury securities for delivery in the current month, and simultaneously contracts to buy back securities of the same type, coupon and maturity on a predetermined future date.  During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed or U.S. Treasury securities.  In return, a Fund receives the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), and interest earned on the cash proceeds of the initial sale.  A “covered roll” is a specific type of dollar roll in which the proceeds of a dollar roll are held in a separate account and invested only in high-grade, money-market instruments.  The Fund may only invest in covered rolls.

Although not a principal investment strategy, the Fund may use derivative instruments (e.g., futures, options and swap agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks.   It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so.  The Fund may participate in a securities lending program.

Although not a principal investment strategy, the Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Sentinel believes that adverse market or other conditions warrant. This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

The Fund may sell a security to meet redemptions, if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity.

Sentinel Variable Products Common Stock Fund

Investment Objective

The Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in common stocks.  This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior written notice to the Fund’s shareholders.  The Fund invests mainly in a diverse group of common stocks of well-established companies, typically above $5 billion in market capitalization, most of which pay regular dividends.  Although not a principal investment strategy of the Fund, when appropriate, the Fund also may invest in preferred stocks or debentures convertible into common stocks.  Up to 25% of the Fund’s assets may be invested in securities within a single industry.  The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel’s philosophy is based on a long-term view and emphasizes diversification, high quality, valuation discipline and below-average risk.  Sentinel looks for securities of superior companies with a positive multi-year outlook offered at attractive valuation levels based on a number of metrics, including value relative to its history, peers and/or market over time.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow.  Additionally, earnings revision trends are important.

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so. The Fund may participate in a securities lending program.

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at not less than 102% of the repurchase price stated in the agreement.  Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Sentinel believes that adverse market or other conditions warrant.  This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss.  If the Fund takes a temporary defensive position, it may not achieve its investment objective.

The Fund may sell a security to meet redemptions, if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity.

Sentinel Variable Products Mid Cap Fund

Investment Objective

The Fund seeks growth of capital.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in mid-capitalization companies.  This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior written notice to the Fund’s shareholders.  For this purpose, mid-capitalization companies are considered to be companies that have, at the time of purchase, market capitalizations between $500 million and $25 billion.  The Fund seeks to invest primarily in common stocks of mid-capitalization companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.

The Fund may invest up to 25% of its assets in stocks of companies within a single industry.  Although the Fund may invest in any economic sector, and it attempts to be well-balanced across major economic sectors, at times it may emphasize one or more particular sectors.  For portfolio construction purposes, the Fund uses the Standard & Poor’s MidCap 400 Index as a sector-weighting guide, generally using a plus or minus 25% weighting.  The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks.  It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions.  The Fund is not required to use hedging and may choose not to do so.  The Fund may participate in a securities lending program.

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at not less than 102% of the repurchase price stated in the agreement.  Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Sentinel believes that adverse market or other conditions warrant.  This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss.  If the Fund takes a temporary defensive position, it may not achieve its investment objective.

The Fund may sell a security generally to meet redemptions, when the portfolio manager believes it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold and/or if the holding size exceeds the portfolio managers’ sector weighting guidelines.

Sentinel Variable Products Money Market Fund

Investment Objective

The Fund seeks as high a level of current income as is consistent with stable principal values and liquidity.

Principal Investment Strategies

The Fund invests exclusively in dollar-denominated money market instruments, including U.S. government securities, bank obligations, repurchase agreements, commercial paper, and other corporate debt obligations. All such investments will have remaining maturities of 397 days or less. The Fund may also invest up to 10% of its total assets in shares of institutional money market funds that invest primarily in securities in which the Fund could invest directly.  The Fund may earn less income than funds owning longer-term securities or lower-quality securities that have less liquidity, greater market risk and greater market value fluctuations.

The Fund seeks to maintain a net asset value of $1.00 per share, by using the amortized cost method of valuing its securities. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less.

The Fund may participate in a securities lending program.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Sentinel Variable Products Small Company Fund

Investment Objective

The Fund seeks growth of capital.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in small-capitalization companies.  This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior notice to the Fund’s shareholders.  For this purpose, small companies are considered to be companies that have, at the time of purchase, market capitalizations of less than $3 billion.  The Fund invests primarily in common stocks of small companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.  The weighted median market capitalization of the Fund’s holdings as of March 31, 2010 was approximately $2.0 billion.  Market capitalization is the total value of all the outstanding shares of common stock of a company.

Up to 25% of the Fund’s assets may be invested in securities within a single industry.  For portfolio construction purposes, the Fund uses the Standard & Poor’s SmallCap 600 Index as a sector-weighting guide, generally using a plus or minus 25% weighting.  The Fund attempts to be well-balanced across major economic sectors.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

The Fund’s policy is to avoid short-term trading.  However, the Fund may sell a security without regard to its holding period if Sentinel believes it is in the Fund’s best interest to do so.  The Fund’s turnover rate is not expected to exceed 100% annually.

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks.  It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions.  The Fund is not required to use hedging and may choose not to do so.  The Fund may participate in a securities lending program with respect to a substantial amount of its holdings.

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at not less than 102% of the repurchase price stated in the agreement.  Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Sentinel believes that adverse market or other conditions warrant. This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold and/or if the holding size exceeds the portfolio managers’ sector weighting guidelines.  A security may also be sold to meet redemptions.

Investment Risks

We cannot guarantee that any Fund’s investment objective will be achieved. You can find additional information about the investment risks of the Funds in the Funds’ Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus.  You can get a free copy of the Statement of Additional Information by calling 1-800-282-FUND (3863), or by writing to Sentinel Administrative Services, Inc. at P.O. Box 1499, Montpelier, VT 05601-1499.

Principal Equity Securities Risks

Stock Market and Selection Risk (Balanced, Common Stock, Mid Cap and Small Company Funds).  Stock market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably.  Selection risk is the risk that the investments that Sentinel selects will underperform the stock market or other funds with similar investment objectives and investment strategies.

Investment Style Risk (Balanced, Common Stock, Mid Cap and Small Company Funds).  The Mid Cap and Small Company Funds focus on “growth stocks.”  The Common Stock Fund and the equity portion of the Balanced Fund focus on both “growth” and “value” stocks, commonly called a blend style. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.  Value stocks may not increase in price or pay dividends, as anticipated by the Funds’ managers, or may decline even further if (1) other investors fail to recognize the company’s value, (2) other investors favor investing in faster-growing companies, or (3) the factors that the managers believe will increase the price do not occur.  The Funds’ performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

Sector Risk (Balanced, Common Stock, Mid Cap and Small Company Funds).  To the extent a Fund invests in a particular sector, it is subject to the risks of that sector.  Returns in an economic sector may trail returns from other economic sectors.  As a group, sectors tend to go through cycles of doing better or worse than the securities market in general.  These periods may last several years.  In addition, the sectors that dominate the market change over time.  For more information on risks of a particular sector, consult the Funds’ Statement of Additional Information.

Stocks of Smaller Companies Risk (Mid Cap and Small Company Funds).  The stocks of small- and mid-capitalization companies typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources, narrower product lines, and less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Principal Foreign Securities Risks

General Foreign Securities Risk (Balanced, Bond and Common Stock Funds).  Investing in foreign securities involves certain special risks in addition to those associated with U.S. securities. For example, the Funds may be affected favorably or unfavorably by changes in currency rates or exchange control regulations. Foreign markets may have less active trading volume than those in the United States, and values may fluctuate more as a result. If the Funds had to sell securities to meet unanticipated cash requirements, they might be forced to accept lower prices. There may be less supervision and regulation of foreign exchanges. Foreign companies generally release less financial information than comparable U.S. companies. Furthermore, foreign companies generally are not subject to uniform accounting, auditing and financial reporting requirements. Other possible risks include seizing of assets by foreign governments, high and changing taxes and withholding taxes imposed by foreign governments on dividend and/or interest payments, difficulty enforcing judgments against foreign issuers, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Principal Fixed-Income Securities Risks

General Fixed-Income Securities Risk (Balanced, Bond and Money Market Funds).  The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise.  As a result, the net asset value of the shares of Funds holding bonds will fluctuate with conditions in the bond markets.  Bonds with longer maturities and longer durations (a measure of a bond’s sensitivity to changes in interest rates) generally are subject to greater price fluctuation due to interest-rate changes than bonds with shorter maturities or shorter durations.  While considered investment-grade, bonds in the fourth highest rating category of Moody’s and Standard & Poor’s may have more speculative characteristics and may be more likely to be downgraded than bonds rated in the three highest rating categories.  In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change.  In addition, investment grade bonds may be downgraded or default.  During periods of declining interest rates, or for other reasons, bonds may be “called”, or redeemed, by the bond issuer prior to the bond’s maturity date, resulting in the Fund receiving payment earlier than expected.  This may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.

Government Securities Risk (Balanced, Bond and Money Market Funds).  Economic, business, or political developments may affect the ability of government-sponsored guarantors, such as FNMA, Federal Farm Credit Bank (FFCB), FHLB and FHLMC, to repay principal and to make interest payments on the securities in which the Balanced, Bond and Money Market Funds invest.  In addition, certain of these securities, including those guaranteed by FNMA, FFCB, FHLB and FHLMC, are not backed by the full faith and credit of the U.S. government.  In addition, if prevailing interest rates are below the rates on the mortgages, the mortgage borrowers are more likely to refinance their mortgages than if interest rates are at or above the interest rates on the mortgages. Faster prepayments will reduce the potential of the mortgage-backed securities to rise in value during periods of falling interest rates, while the risk of falling value during periods of rising interest rates may be comparable to or higher than other bonds of similar maturities.

Lower-Quality Bonds Risk (Balanced and Bond Funds).  The lower-quality bonds in which the Balanced and Bond Funds may invest generally have higher nominal or effective interest rates than higher-quality bonds.  Lower-quality bonds may pay interest at fixed, floating or adjustable rates. The value of floating or adjustable rate bonds is less likely to be adversely affected by interest-rate changes than fixed rate bonds. However, if interest rates fall, the Funds may earn less income if they hold floating or adjustable rate bonds. Lower-rated bonds are more speculative and likely to default than higher-quality bonds.  Lower-rated bond values also tend to fluctuate more widely in value, for several reasons. An economic downturn may have a greater impact on the ability of issuers with less financial strength to make their bond payments. These bonds may not be traded as actively. Their prices may respond more adversely to negative publicity and investor perceptions. If trading in lower-rated bonds becomes less active, the Funds may have more difficulty in valuing these bonds. Success in investing in junk bonds depends heavily on Sentinel’s credit analysis. Lower-rated bonds are also more sensitive than other debt securities to adverse business developments affecting specific issuers. The risk of loss due to default by the issuer of a lower-quality bond may be significantly greater than the risk for higher rated bonds because lower-quality bonds are more likely to be unsecured and may be subordinated to other creditors. If a bond defaults, the Funds may incur additional expenses in seeking a recovery or participating in a restructuring. Lower-quality bonds also may have call features that permit the issuer to repurchase the securities from the Funds before their maturity. If a call is exercised during a period of declining interest rates, the affected Fund would probably have to replace the called bonds with lower-yielding bonds, and the Fund’s investment income would go down.

Mortgage-Backed Securities Risk (Balanced and Bond Funds).  Mortgage-backed securities (residential and commercial) represent interests in “pools” of mortgages held in trust and differ from traditional fixed-income securities and are subject to certain additional risks. Like traditional fixed-income securities, when interest rates fall the value of mortgage-backed securities typically increases, and when interest rates increase, the value of mortgage-backed securities typically decreases. However, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk.  As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value. In addition, the principal on mortgage- backed securities may normally be prepaid at any time, which will reduce the yield and market value,   When interest rates decline, borrowers may pay off their mortgages sooner than expected and the Fund may have to invest the proceeds in securities with lower yields. This is known as prepayment risk.  Prepayment reduces the yield to maturity and the average life of the asset-backed securities.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.  The residential mortgage market in the United States has experienced difficulties recently that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.

Other Principal Investment Risks

Portfolio Turnover Risk (Balanced and Bond Funds).  The Funds shown below had the following rates of portfolio turnover in their 2009 fiscal year:

Balanced	90%
Bond	241%

For these Funds, an active trading approach increases the Funds’ costs and may reduce the Funds’ performance.  It may also increase the amount of capital gains tax that you have to pay on the Funds’ returns.

Other Investment Risks

Convertible Securities Risk (Balanced, Bond and Common Stock Funds).  Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline.  However, the convertible securities market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible's “conversion price.”  The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines (other than in distressed situations), the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid after the company's creditors but before the company's common shareholders.  Consequently, the issuer's convertible securities generally may be viewed as having more risk than its debt securities, but less risk than its common stock.

Derivatives Risk (Balanced, Bond, Common Stock, Mid Cap and Small Company Funds).  Derivative investments involve credit risk (the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), hedging risk (the risk that the derivative instrument will not fully offset the underlying positions), liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market) and, when hedging, the risk that the intended risk management purpose of the derivative instrument may not be achieved, and may produce losses or missed opportunities.

Dollar Rolls Risk (Balanced and Bond Funds).  The use of dollar rolls by the Balanced and Bond Funds tends to increase the portfolio turnover of these Funds.  Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may appreciate above the contracted repurchase price. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to release the counterparty from its contractual obligation.

Not Guaranteed Risk (All Funds).  None of the Funds, including the Bond and Money Market Funds, is guaranteed or insured by the U.S. government.  Except for the Money Market Fund, the value of each Fund’s shares is expected to fluctuate.

Preferred Stock Risk (Common Stock Fund).  Preferred stock represents an equity or ownership interest in a company. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Repurchase Agreements Risk (All Funds).  If the repurchase agreement counterparty defaults on its repurchase obligation, a Fund would have the collateral securities and be able to sell them to another party, but it could suffer a loss if the proceeds from a sale of the securities turn out to be less than the repurchase price stated in the agreement.  If the counterparty becomes insolvent or goes bankrupt, a Fund may be delayed in being able to sell securities that were subject to the repurchase agreement.  In general, for federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities “sold”.  Therefore, amounts earned under such agreements are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders.

Restricted and Illiquid Securities Risk (Balanced, Bond and Small Company Funds).  Restricted securities, such as Rule 144A securities, are securities for which trading is limited to qualified institutional buyers. Sentinel may determine that certain Rule 144A securities in which the Balanced and Bond Funds invest are liquid securities under guidelines approved by the Funds’ Board of Directors, and these Rule 144A securities will not be subject to any limitation or prohibition on the purchase of illiquid securities. These liquid Rule 144A securities may become illiquid if qualified institutional buyers are unavailable.  Other securities, such as lower-quality bonds or small-cap securities, may also become illiquid. The Funds will not be able to readily resell illiquid securities and resale of some of these securities may be restricted by law or contractual provisions. The inability to sell these securities at the most opportune time may negatively affect a Fund’s net asset value.

Securities Lending Risk (All Funds).  Securities lending programs are subject to borrower default risk (e.g., borrower fails to return a loaned security and there is a shortfall on the collateral posted by the borrower), cash collateral investment risk (e.g., principal loss resulting from the investment of the cash collateral) and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable rights or sell the security).  In addition, substitute payments (i.e., amounts equivalent to any dividends, interest or other distributions received by the Fund while the securities are on loan) are not treated as dividends and are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders.

Temporary Defensive Position Risk (Balanced, Bond, Common Stock, Mid Cap and Small Company Funds).  If a Fund, other than the Money Market Fund, takes a temporary defensive position, it may invest all or a large portion of its assets in U.S. government securities, high-quality money-market instruments, bank deposits, or cash.  If a Fund takes a temporary defensive position, it may not achieve its investment objective(s).

Zero-Coupon and Similar Bonds Risk (Balanced and Bond Funds).  Bonds that do not pay interest, but instead are issued at a significant discount to their maturity values, are referred to as zero-coupon securities.  These securities pay interest in additional securities instead of cash (referred to as pay-in-kind securities) or pay interest at predetermined rates that increase over time (referred to as step coupon bonds).  Even though the Balanced and Bond Funds may not get cash interest payments on these bonds, under existing tax law the Funds nevertheless must accrue interest in order to qualify as regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (“Code”), and distribute the income deemed to be earned on a current basis. This may cause a Fund to have to sell other investments to raise the cash needed to make its required income distributions.

The Funds are appropriate for investors who are comfortable with the risks described here.  Except for the Money Market Fund, the Funds are appropriate for long-term investors who are not concerned primarily with principal stability.

Disclosure of Portfolio Securities

A description of each Fund’s policies and procedures with respect to disclosure of its portfolio securities is available in the Funds’ Statement of Additional Information.

Share Classes

Sentinel Variable Products Trust issues a separate class of shares of common stock for each Fund.   It may establish additional funds in the future and additional classes of shares for such new funds.  Each share is entitled to one vote per dollar of net asset value as of the close of business on the record date as to any matter on which it is entitled to vote and each fractional share is entitled to a proportional fractional vote.  The presence in person or by proxy of 30% of the shares entitled to vote constitutes a quorum.

Based on current federal securities law requirements, the Funds expect that insurance company shareholders of the Funds will offer owners of their respective variable life insurance contracts and variable annuity contracts the opportunity to instruct such shareholders as to how to vote shares allocable to their contracts regarding certain matters, such as the approval of investment advisory agreements. If the insurance company does not receive timely instructions from owners of its variable life insurance contracts and variable annuity contracts, or if it holds shares that are not attributable to variable life insurance or annuity contracts, it will vote such shares in the same proportion as the voting instructions that are received for all contracts participating in each Fund.  This means that a small number of shareholders can determine the outcome of a vote.  The voting instructions received from contract holders may be disregarded in certain circumstances that are described in the prospectuses for the variable contracts.

Purchasing and Selling Fund Shares

Shares of the Funds are not available directly to the public.  Shares of the Funds are offered, without sales charge, at each Fund’s net asset value per share, only to variable life insurance and variable annuity separate accounts of life insurance companies and may be offered to certain other eligible investors.  The price per share is based on the next daily calculation of net asset value after an order is placed.

Shares of the Funds are sold in a continuous offering and are authorized to be offered to insurance company separate accounts to support variable life insurance contracts and variable annuity contracts.  Net premiums or net purchase payments under such contracts are placed in one or more subaccounts of a separate account and the assets of each such separate account are invested in the shares of the Fund corresponding to that subaccount.  A separate account purchases and redeems shares of the Funds for its subaccounts at net asset value without sales charges or redemption charges.

On each day that a Fund’s net asset value is calculated, a separate account transmits to the Fund any orders to purchase or redeem shares based on the premiums, purchase payments, redemption (surrender) requests, and transfer requests from contract owners or payees that have been processed on that day.  A separate account purchases and redeems shares of each Fund at that Fund’s net asset value per share calculated as of the same day, although such purchases and redemptions may be executed the next morning.

Please refer to the separate prospectus for each separate account and its related contract for a more detailed description of the procedures under which a contract owner or payee may allocate his or her interest in a separate account to a subaccount using the shares of one of the Funds as an underlying investment medium.

Offering of Fund Shares to Separate Accounts of Insurance Companies

The Funds may offer their shares to separate accounts of insurance companies that are not affiliated with each other and qualified retirement plans under a “mixed and shared” funding arrangement.  Due to differences in tax treatment and other considerations, the interests of separate accounts may present certain conflicts of interest. For example, violation of the federal tax laws by one of several insurance company separate accounts investing in a Fund could cause the Fund to lose its tax-deferred status unless remedial actions were taken. The Funds do not foresee such conflicts. The Board of Trustees will continue to monitor the existence of any material conflicts and determine what action, if any, should be taken should one arise. If a Fund were to sell portfolio securities to pay redemption proceeds to a separate account withdrawing because of a conflict, then the Fund’s net asset value could decrease.

Excessive Trading Policy

Excessive trading (which may be the result of market timing) by shareholders of any mutual fund - in particular non-money market funds - may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may dilute the value of the holdings of other shareholders. Excessive trading may cause a Fund to retain more cash than the Fund’s portfolio manager would normally retain in order to meet unanticipated redemptions or may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those redemption or exchange requests. The Funds will not accommodate excessive trading in any Fund, and they have therefore adopted policies and procedures that are designed to deter such trading. These policies and procedures have been reviewed and approved by the Board of Trustees of the Funds.  Under the excessive trading policy, a Fund will reject any purchase order or exchange request if the Fund has determined (i) that a policyholder has a history of excessive trading (generally six or more in-and-out transactions in a Fund other than the Money Market Fund within a rolling twelve-month period), or (ii) that a policyholder’s trading, in the judgment of the Fund, has been or may be disruptive to a Fund.  In making this judgment, a Fund may consult with a separate account or consider trading done in multiple policies under common ownership or control.

Policyholders who engage in certain types of regular transactions may be permitted to invest in the Funds if Sentinel determines that their transactions do not constitute excessive trading and are not adverse to the Funds.  Examples of policyholders who may be permitted to invest under this provision are persons who make regular periodic allocations to the subaccount investing in the Fund and persons who regularly rebalance their allocations to the subaccounts investing in the Funds.

The excessive trading policy applies uniformly to all policyholders, including policyholders who trade through intermediaries. However, no Fund makes any representation that it can identify and reject all exchange requests or purchase orders in violation of the policy, and as a result policyholders are subject to the risks described above.

Pricing Fund Shares

Net asset value for each Fund is calculated once, at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time, each business day that the NYSE is open.  The net asset value per share is computed by dividing the total value of the assets of each Fund, less its liabilities, by the total number of each Fund’s outstanding shares.

Portfolio securities of the Funds are valued as follows:

•         Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded.

•         Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices.

•         Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices.

•         For Funds other than the Money Market Fund, fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service.  The mean between the bid and asked prices is generally used for valuation purposes.  Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value.  The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

  For the Money Market Fund, securities are valued at amortized cost regardless of days left to maturity, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

•         Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before a Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board.  The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.

Securities transactions are accounted for on the next business day following trade date (trade date plus one).  Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date.  These exceptions include: (1) when trades occur on a day that happens to coincide with the end of a month; or (2) on occasion, if Sentinel Administrative Services, Inc., the Funds’ administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Dividends, Capital Gains and Taxes

Each Fund intends to continue to qualify as a RIC under the Code, and to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. As long as it so qualifies, a Fund will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders.  Each Fund intends to distribute substantially all of such income, once per year in December, except for the Money Market Fund, which will declare daily dividends.

Shares of the Funds are offered to separate accounts of life insurance companies and may be offered to certain other eligible investors.  Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance or variable annuity contracts.  Accordingly, no gain or loss should be recognized on ordinary income or capital gain distributions to separate accounts or upon the sale or redemption of shares of the Funds held by such accounts.  Please refer to the appropriate tax disclosure in the prospectus for a separate account and its related contract for more information on the taxation of life insurance companies, separate accounts, and the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.

Recently enacted legislation will impose a 3.8% tax on the net investment income (which includes taxable dividends and redemption proceeds) of certain individuals, trusts and estates, for taxable years beginning after December 31, 2012.

Other recently enacted legislation will impose a 30% withholding tax on dividends and redemption proceeds paid after December 31, 2012, to (i) foreign financial institutions (as defined in Section 1471(d)(4) of the Code) unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

Index Descriptions

All indices are unmanaged and index performance does not reflect any fees, expenses or taxes.  An investment cannot be made directly in an index.

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. (Balanced and Bond Funds)

The Barclays Capital U.S. Mortgage Backed Securities Index consists of agency mortgage-backed pass-through securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).  (Bond Fund)

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe.   (Mid Cap Fund)

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe.  It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.  (Mid Cap Fund)

The Russell 2000™ Index measures the performance of 2000 small-cap companies within the U.S. equity universe. (Small Company Fund)

The Standard & Poor’s 500 Index consists of 500 widely held U.S. equity securities chosen for market size, liquidity, and industry group representation.  (Balanced and Common Stock Funds)

The Standard & Poor’s MidCap 400 Index measures the performance of the mid-size company segment of the U.S. stock market.  The market value-weighted index is based on 400 stocks chosen on the basis of market capitalization, liquidity and industry group representation.  (Mid Cap Fund)

The Standard & Poor’s SmallCap 600 Index measures the performance of 600 small-cap companies within the U.S. equity universe.  (Small Company Fund)

Management of the Funds

Sentinel manages the Funds’ investments and their business operations under the overall supervision of the Board of Trustees. Sentinel has the responsibility for making all investment decisions for the Funds.

Sentinel is an indirect, wholly owned subsidiary of the National Life Holding Company. Its principal business address is One National Life Drive, Montpelier, Vermont 05604.

The Funds’ investment advisory contracts call for each applicable Fund to pay Sentinel’s fees, which for the fiscal year ended December 31, 2009 were the paid at a rate equal to the percentage of the Fund’s average daily net assets shown below:

Balanced Fund	0.55%
Bond Fund	0.40%
Common Stock Fund	0.50%
Mid Cap Fund	0.50%
Money Market Fund	0.25%
Small Company Fund	0.50%

Effective January 22, 2009, Sentinel has agreed to reimburse the advisory fees and other expenses paid by the Money Market Fund to the extent necessary to prevent total expenses paid by the Fund from exceeding the gross income earned on the Fund’s investments.  This reimbursement may be discontinued at any time.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the Funds’ advisory contracts is available in the Funds’ annual report to shareholders for the most recently completed fiscal period ending December 31.

Three of Sentinel’s portfolio management teams are involved in management of the Funds:  the Large-Cap Blend Team, headed by Daniel J. Manion; the Small/Mid Cap Team, headed by Charles C. Schwartz and Betsy Pecor; and the Fixed-Income Team, headed by Thomas H. Brownell.  The teams may include additional portfolio managers and a number of analysts.  Except with respect to the portfolio managers of the Money Market Fund, the Funds’ Statement of Additional Information provides additional information about portfolio manager compensation, other accounts they manage, and their ownership of shares in the Funds they manage.

The following individuals manage the Funds:

Balanced Fund

David M. Brownlee manages the fixed-income portion and Mr. Manion manages the equity portion of the Balanced Fund.  Mr. Brownlee has been associated with Sentinel since 1993, and has managed the fixed-income portion of the Fund since 2003.  Mr. Brownlee holds the Chartered Financial Analyst designation.  Mr. Manion has been associated with Sentinel since 1993 and is Sentinel’s Director of Equity Research.  He has managed the equity portion of the Fund since 2004.  Mr. Manion holds the Chartered Financial Analyst designation.

Bond Fund

Mr. Brownlee and Jason Doiron co-manage the Bond Fund.  Mr. Brownlee has managed or co-managed the Fund since 2003.  Mr. Doiron has been associated with Sentinel since 2008, and has co-managed the Fund since 2009.  From 2005 to 2008, Mr. Doiron was Director—Quantitative Trading and Strategies Group for the Royal Bank of Canada’s Capital Markets Group and from 2003 to 2005 he was a Senior Quantitative Analyst—Fixed Income Derivatives for Citigroup Global Investments.  Mr. Doiron holds the Financial Risk Manager and Professional Risk Manager designations.

Common Stock Fund

Mr. Manion is lead manager and Hilary Roper is co-manager of the Common Stock Fund.  Mr. Manion has managed or co-managed the Fund since 2000.  Ms. Roper has been associated with Sentinel since 1998 as an equity analyst and has co-managed the Fund since 2010.  Prior to joining Sentinel, she was an equity analyst at Schroder Capital Management International.  She holds the Chartered Financial Analyst designation.

Mid Cap Fund

Betsy Pecor is lead manager and Charles Schwartz and Matthew McGeary are co-managers of the Mid Cap Fund.  Ms. Pecor has been associated with Sentinel or its affiliates since 2000 and has co-managed the Fund since 2008.  She holds the Chartered Financial Analyst designation.  Mr. Schwartz has been associated with Sentinel since 1996 and has co-managed the Fund since 2008.  He holds the Chartered Financial Analyst designation.   Mr. McGeary has been associated with Sentinel since 2005 and has co-managed the Fund since 2010.  Prior to joining Sentinel, he was a senior research analyst with Fort Washington Investment Advisors from 1999 through 2005.  He holds the Chartered Financial Analyst designation.

Money Market Fund

Mr. Brownlee and Maryann Breer co-manage the Money Market Fund.  Mr. Brownlee has managed or co-managed the Fund since 2008.  Ms. Breer has been associated with Sentinel or an affiliate since 1981 and has co-managed the Fund since 2009.

Small Company Fund

Mr. Schwartz is the lead manager and Ms. Pecor is the co-manager of the Small Company Fund.  Ms. Pecor has co-managed the Fund since 2005.  Mr. Schwartz has managed or co-managed the Fund since 2004.

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund, assuming reinvestment of all dividends and distributions. Per share data is calculated utilizing average daily shares outstanding.

The information in the financial highlights table does not reflect fees and charges associated with the separate accounts of insurance companies that purchase shares of a Fund.  If it did, a Fund’s expenses would higher, and returns would be lower.

The financial highlights have been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Funds, is included in the Funds’ Annual Report to Shareholders, which is available upon request.

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

				Income from Investment Operations			Less Distributions

				Net gains or					Net
		Net asset	Net	losses on		Dividends			asset
	Fiscal year	value,	investment	securities	Total from	(from net	Distributions		value,
	(period	beginning	income	(both realized	investment	investment	(from realized	Total	end of
Fund	ended)	of period	(loss)^	and	operations	income)	gains)	distributions	period
				unrealized)^
Balanced
	12/31/05	$ 11.45	$ 0.26	$ 0.39	$ 0.65	$ 0.27	$ 0.20	$ 0.47	$11.63
	12/31/06	11.63	0.29	1.05	1.34	0.31	0.14	0.45	12.52
	12/31/07	12.52	0.29	0.77	1.06	0.31	0.77	1.08	12.50
	12/31/08	12.50	0.28	(3.28)	(3.00)	0.26	0.11	0.37	9.13
	12/31/09	9.13	0.20	1.76	1.96	0.27	-	0.27	10.82
Bond
	12/31/05	10.11	0.43	(0.25)	0.18	0.45	-	0.45	9.84
	12/31/06	9.84	0.48	(0.12)	0.36	0.48	-	0.48	9.72
	12/31/07	9.72	0.47	0.21	0.68	0.41	-	0.41	9.99
	12/31/08	9.99	0.50	(0.16)	0.34	0.41	-	0.41	9.92
	12/31/09	9.92	0.49	0.61	1.10	0.54	0.50	1.04	9.98
Common Stock
	12/31/05	10.98	0.13	0.71	0.84	0.13	-	0.13	11.69
	12/31/06	11.69	0.19	1.70	1.89	0.19	-	0.19	13.39
	12/31/07	13.39	0.19	1.18	1.37	0.16	0 .28	0.44	14.32
	12/31/08	14.32	0.20	(4.93)	(4.73)	0.14	0 .01	0.15	9.44
	12/31/09	9.44	0.15	2.47	2.62	0.16	-	0.16	11.90
Mid Cap
	12/31/05	9.29	(0.01)	0.36	0.35	-	-	-	9.64
	12/31/06	9.64	(0.01)	0.55	0.54	-	-	-	10.18
	12/31/07	10.18	(0.02)	2.26	2.24	-	-	-	12.42
	12/31/08	12.42	(0.02)	(5.70)	(5.72)	-	-	-	6.70
	12/31/09	6.70	0.01	2.04	2.05	0.01	-	0.01	8.74
Money Market
	12/31/05	1.00	0.0280	-	0.0280	0.0280	-	0.0280	1.00
	12/31/06	1.00	0.0460	-	0.0460	0.0460	-	0.0460	1.00
	12/31/07	1.00	0.0457	-	0.0457	0.0457	-	0.0457	1.00
	12/31/08	1.00	0.0187	-	0.0187	0.0187	-	0.0187	1.00
	12/31/09	1.00	0.0000	-	0.0000	0.0000	-	0.0000	1.00
Small Company
	12/31/05	14.25	0.01	1.16	1.17	0.01	1.47	1.48	13.94
	12/31/06	13.94	0.03	2.24	2.27	0.03	1.85	1.88	14.33
	12/31/07	14.33	0.08	1.16	1.24	0.09	1.50	1.59	13.98
	12/31/08	13.98	0.02	(4.54)	(4.52)	-	0.16	0.16	9.30
	12/31/09	9.30	0.02	2.51	2.53	0.05	-	0.05	11.78

^ Calculated based upon average shares outstanding.  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the   period, and a redemption on the last day of the period.  Total return does not include any fees, charges or expenses imposed by your insurance company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles. Total returns would have been lower in applicable years where the Funds’ investment advisor had not waived a portion of its fee.

Amounts designated as “ – “ are either zero or represent less than $0.005 or $(0.005).

			Ratio of	Ratio of expenses	Ratio of net	Ratio of net investment
	Net assets	Ratio of	expenses to	to average net	income (loss)	income (loss) to
Total	at end of	expenses to	average net	assets before	to average	average net assets	Portfolio
return	period (000	average net	assets before	contractual and voluntary	net assets	before contractual	turnover
(%)*	omitted)	assets (%)	custodian fee	expense reimbursements	(%)	and voluntary expense	rate (%)
			credits (%)**	(%)***		reimbursements (%)***

5.65	$21,578	0.79	0.83	0.88	2.21	2.16	189
11.49	21,270	0.79	0.81	0.81	2.35	2.35	181
8.44	20,378	0.89	0.91	0.91	2.17	2.17	91
(23.95)	13,480	0.83	0.85	0.85	2.44	2.44	59
21.47	16,380	0.86	0.86	0.86	2.03	2.03	90

1.81	23,626	0.67	0.69	0.71	4.24	4.22	386
3.70	23,208	0.66	0.68	0.68	4.70	4.70	399
7.05	27,629	0.74	0.76	0.76	4.71	4.71	306
3.40	59,680	0.65	0.66	0.66	4.91	4.91	289
11.08	64,687	0.64	0.64	0.64	4.57	4.57	241

7.64	67,720	0.65	0.67	0.67	1.17	1.17	22
16.14	79,345	0.60	0.61	0.61	1.50	1.50	16
10.21	106,686	0.66	0.66	0.66	1.35	1.35	14
(33.04)	147,356	0.57	0.57	0.57	1.61	1.61	6
27.75	202,688	0.71	0.71	0.71	1.45	1.45	10

3.77	25,638	0.79	0.81	0.81	(0.13)	(0.13)	163
5.60	24,494	0.74	0.77	0.77	(0.03)	(0.03)	82
22.00	26,829	0.80	0.84	0.84	(0.14)	(0.14)	88
(46.05)	13,502	0.76	0.78	0.78	(0.18)	(0.18)	119
30.60	15,504	0.84	0.84	0.84	0.13	0.13	51

2.84	27,189	0.40	0.40	0.56	2.80	2.64	–
4.70	25,144	0.40	0.41	0.51	4.62	4.52	–
4.70	17,745	0.59	0.61	0.61	4.61	4.61	–
1.89	22,724	0.54	0.54	0.54	1.83	1.83	–
0.00	16,301	0.20	0.20	0.52	0.01	(0.31)	–

8.21	53,831	0.70	0.72	0.72	0.08	0.08	70
16.17	60,122	0.62	0.65	0.65	0.22	0.22	53
8.60	64,832	0.68	0.70	0.70	0.51	0.51	52
(32.29)	49,604	0.63	0.64	0.64	0.19	0.19	42
27.15	60,992	0.76	0.76	0.76	0.23	0.23	41

** The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.

*** Expense reductions are comprised of the contractual and voluntary expense reimbursements as described in Note (3) of the Annual Report dated December 31, 2009.

Shareholder Reports

Additional information about the Funds’ investments is or will be available in the Funds’ annual and semi-annual reports to shareholders.  In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.  You may obtain copies of these reports at no cost by calling 1-800-732-8939 or by visiting www.nationallife.com.

The Funds will send you one copy of each shareholder report and certain other mailings, regardless of the number of Funds to which you have allocated value under your variable life insurance or annuity contract.  To receive additional shareholder reports at no cost, call 1 800-732-8939.

Statement of Additional Information

The Funds’ Statement of Additional Information contains additional information about the Funds, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities, and is incorporated by reference (legally considered to be part of this Prospectus).  You may request a free copy by writing the Funds at the address shown below or by calling 1-800-732-8939.

Please contact your registered representative or the Funds at 1-800-732-8939 if you have any questions or would like additional information about the Funds.

The Funds’ Statement of Additional Information and its annual and semi-annual reports are also available, free of charge, at www.nationallife.com or by calling the Funds at 1-800-732-8939.  Information about the Funds (including the Statement of Additional Information) can also be reviewed and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549-0102.  Call 1-202-551-8090 for information on the operation of the public reference room.  This information is also accessible via the Edgar database on the SEC’s internet site at www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC in Washington, D.C.

You should rely only on the information contained in this Prospectus.  No one is authorized to provide you with information that is different.

Sentinel Variable Products Trust One National Life Drive Montpelier, VT 05604
Investment Adviser Sentinel Asset Management, Inc. One National Life Drive Montpelier, VT 05604	Counsel Sidley Austin LLP 787 Seventh Avenue New York, NY 10019
Principal Underwriter Sentinel Financial Services Company One National Life Drive Montpelier, VT 05604	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017
Custodian State Street Bank & Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105

Investment Company Act File No. 811- 09917

50799 SF0967(0410)

Sentinel Variable Products Trust

PROSPECTUS

Dated April 30, 2010

Sentinel Variable Products Balanced Fund

Sentinel Variable Products Bond Fund

Sentinel Variable Products Common Stock Fund

Sentinel Variable Products Mid Cap Fund

Sentinel Variable Products Small Company Fund

This prospectus contains information you should know before investing, including information about risks.
Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

Sentinel Variable Products Funds ● National Life Drive ● Montpelier, VT 05604

In this prospectus, each Sentinel Variable Products Fund is referred to individually as a “Fund.”  Sentinel Asset Management, Inc. (“Sentinel”) is the investment adviser for each Fund.

We cannot guarantee that any Fund will achieve its investment objective(s).

2

Fund Summaries

Sentinel Variable Products Balanced Fund

Investment Objective

The Fund seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts.  If such fees and expenses were included, the overall expenses shown below would be higher.  For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.86%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Fees and charges associated with the separate accounts of insurance companies that purchase shares of the Fund are not reflected in the example below, and if reflected, the overall expenses would be higher.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
SVP Balanced Fund	$ 88	$ 274	$ 477	$ 1,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

3

Principal Investment Strategies

The Fund normally invests primarily in common stocks and investment-grade bonds with at least 25% of its assets in bonds and at least 25% of its assets in common stock and other equity securities.  Sentinel will divide the Fund’s assets among stocks and bonds based on whether it believes stocks or bonds offer a better value at the time.  More bonds normally enhance price stability, and more stocks usually enhance growth potential.  Up to 25% of the Fund’s assets may be invested in securities within a single industry.  The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

With respect to equities, Sentinel’s investment philosophy centers on building a diverse, below-average risk portfolio consisting largely of securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels, based on a number of metrics, including value relative to its history, peers and/or market over time.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow.  Additionally, earnings revision trends are important.

The bond portion of the Fund may invest without limitation in bonds in the first through the fourth highest categories of Moody’s (Aaa to Baa) and Standard and Poor’s (AAA to BBB).  No more than 20% of the Fund’s total assets may be invested in lower-quality bonds, sometimes called “junk bonds” (e.g., bonds rated below Baa by Moody’s or BBB by Standard & Poor’s).  The Fund will only purchase securities rated B3 or lower by Moody’s or lower than B- by Standard and Poor’s if Sentinel believes the quality of the bonds is higher than indicated by the rating.

The Fund may make unlimited investments in mortgage-backed U.S. government securities, including pass-through certificates guaranteed by the Government National Mortgage Association (“GNMA”).  The Fund may invest in mortgage-backed securities issued and guaranteed by the Federal National Mortgage Association (“FNMA”) and by the Federal Home Loan Mortgage Corporation (“FHLMC”).  While the original maximum life of a mortgage-backed security considered for this Fund can vary, its average life is likely to be substantially less than the original maturity of the underlying mortgages, because the mortgages in these pools may be prepaid, refinanced, curtailed, or foreclosed.  Prepayments are passed through to the mortgage-backed securityholder along with regularly scheduled minimum repayments of principal and payments of interest.

In managing the fixed-income portion of the portfolio, the Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

The Fund may sell a security to meet redemptions, if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity.

Principal Investment Risks

You could lose money by investing in the Fund.  The following is a summary description of the principal risks of investing in the Fund:

•         Stock Market and Selection Risk.  The stock market may go down in value, and may go down sharply and unpredictably.  The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

•         Investment Style Risk.  The “growth” stocks in the Fund’s portfolio may be more volatile than the portfolio manager anticipated, and the “value” stocks may not increase in price or pay dividends as the manager had anticipated.

•         Sector Risk.  Investments in a particular sector may trail returns from other economic sectors.

•         General Foreign Securities Risk.  Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

•         General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise.  As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets.  In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change.  In addition, investment grade bonds may be downgraded or default.  During periods of declining interest rates, or for other reasons, bonds may be “called”, or redeemed, by the bond issuer prior to the bond’s maturity date, resulting in the Fund receiving payment earlier than expected.  This may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.

4

•         Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests.  In addition, certain of these securities, including those issued or guaranteed by FNMA and FHLMC, are not backed by the full faith and credit of the U.S. government.

•         Lower-Quality Bonds Risk.  Lower-rated bonds are more speculative and likely to default than higher-quality bonds.  Lower-rated bond values also tend to fluctuate more widely in value.

•         Mortgage-Backed Securities Risk.  Mortgage-backed securities represent interests in “pools” of mortgages and are subject to certain additional risks. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk.  In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

•         Portfolio Turnover Risk.  An active trading approach increases the Fund’s costs and may reduce the Fund’s performance.  It may also increase the amount of capital gains tax that you have to pay on the Fund’s returns.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of broad measures of market performance.  The bar chart shows changes in the Fund’s performance for each calendar year since inception.  Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar charts and table below and, if reflected, returns would be less than the results shown.  How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.  The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed-rate bond market, with index components for government securities, mortgage pass-through securities and asset-backed securities.  For a description of the Standard & Poor’s 500 Index, please see “Index Descriptions” on page 33 of the Prospectus.

Annual Total Return (%) as of December 31

                      2004                    2005                        2006                        2007                    2008                      2009

During the period(s) shown in the above bar chart, the highest return for a quarter was 11.76% (quarter ended June 30, 2009) and the lowest return for a quarter was -13.35% (quarter ended December 31, 2008).

5

Average Annual Total Return (%) For the periods ended December 31, 2009	1 Year	5 Years	Since Inception (August 1, 2003)
SVP Balanced Fund	21.47	3.36	6.06
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	4.10
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93	4.97	5.14

Management

Investment Adviser.  Sentinel Asset Management, Inc. (“Sentinel”) is the investment adviser to the Fund.

Portfolio Managers.  David M. Brownlee, Senior Vice President with Sentinel, has been a portfolio manager of the Fund since 2003, and Daniel J. Manion, Senior Vice President and Director of Equity Research with Sentinel, has been a portfolio manager of the Fund since 2004.

Purchase and Sale of Fund Shares

You cannot purchase or sell shares of the Fund directly. Shares of the Fund are offered only to variable life insurance and variable annuity separate accounts of life insurance companies and may be offered to certain other eligible investors.  Please refer to the separate prospectus for the separate account and its related contract for a more detailed description of the procedures under which a contract owner or payee may allocate his or her interest in a separate account to a subaccount using the shares of the Fund as an underlying investment medium.

Tax Information

Shares of the Fund are offered to separate accounts of life insurance companies and may be offered to certain other eligible investors.  Under the Internal Revenue Code of 1986, as amended, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance or variable annuity contracts.  Accordingly, no gain or loss should be recognized on ordinary income or capital gain distributions to separate accounts or upon the sale or redemption of shares of the Fund held by such accounts.  Please refer to the appropriate tax disclosure in the prospectus for a separate account and its related contract for more information on the taxation of life insurance companies, separate accounts, and the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.

Payments to Insurance Companies and Other Financial Intermediaries

If you purchase the Fund through an insurance company or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

6

Sentinel Variable Products Bond Fund

Investment Objective

The Fund seeks high current income while seeking to control risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts.  If such fees and expenses were included, the overall expenses shown below would be higher.  For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.64%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Fees and charges associated with the separate accounts of insurance companies that purchase shares of the Fund are not reflected in the example below, and if reflected, the overall expenses would be higher.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
SVP Bond Fund	$ 65	$ 205	$ 357	$ 798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 241% of the average value of its portfolio.

7

Principal Investment Strategies

The Fund invests mainly in investment grade bonds. The Fund will invest exclusively in fixed-income securities, and to a limited extent in related derivatives.  At least 80% of the Fund’s assets will normally be invested in the following types of bonds:

1.          Corporate bonds which at the time of purchase are rated within the four highest rating categories of Moody’s, Standard & Poor’s or any other nationally recognized statistical rating organization;

2.          Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities and dollar roll transactions;

3.          Debt securities (payable in U.S. dollars) issued or guaranteed by Canadian governmental entities; and

4.          Debt obligations of domestic banks or bank holding companies, even though not rated by Moody’s or Standard & Poor’s, that Sentinel believes have investment qualities comparable to investment-grade corporate securities.

The Fund will invest no more than 20% of its total assets in lower quality bonds, sometimes called “junk bonds.”  These bonds, because of the greater possibility that the issuers will default, are not investment grade - that is, they are rated below BBB by Standard & Poor’s or below Baa by Moody’s, or are unrated but considered by Sentinel to be of comparable credit quality.  Up to 25% of the Fund’s assets may be invested in securities within a single industry.  The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

The Fund may make unlimited investments in mortgage-backed U.S. government securities, including pass-through certificates guaranteed by the Government National Mortgage Association (“GNMA”).  The Fund may invest in mortgage-backed securities issued and guaranteed by the Federal National Mortgage Association (“FNMA”) and by the Federal Home Loan Mortgage Corporation (“FHLMC”).  While the original maximum life of a mortgage-backed security considered for this Fund can vary, its average life is likely to be substantially less than the original maturity of the underlying mortgages, because the mortgages in these pools may be prepaid, refinanced, curtailed, or foreclosed.  Prepayments are passed through to the mortgage-backed securityholder along with regularly scheduled minimum repayments of principal and payments of interest.

The Fund may sell a security to meet redemptions, if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity.

Principal Investment Risks

You could lose money by investing in the Fund.  The following is a summary description of the principal risks of investing in the Fund:

•         General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise.  As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets.  In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change.  In addition, investment grade bonds may be downgraded or default.  During periods of declining interest rates, or for other reasons, bonds may be “called”, or redeemed, by the bond issuer prior to the bond’s maturity date, resulting in the Fund receiving payment earlier than expected.  This may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.

•         Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests.  In addition, certain of these securities, including those issued or guaranteed by FNMA and FHLMC, are not backed by the full faith and credit of the U.S. government.

•         Lower-Quality Bonds Risk.  Lower-rated bonds are more speculative and likely to default than higher-quality bonds.  Lower-rated bond values also tend to fluctuate more widely in value.

•         Mortgage-Backed Securities Risk.  Mortgage-backed securities represent interests in “pools” of mortgages and are subject to certain additional risks. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk.  In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected.

8

        This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

•         Portfolio Turnover Risk.  An active trading approach increases the Fund’s costs and may reduce the Fund’s performance.  It may also increase the amount of capital gains tax that you have to pay on the Fund’s returns.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of broad measures of market performance.  The bar chart shows changes in the Fund’s performance for each calendar year since inception.  Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar charts and table below and, if reflected, returns would be less than the results shown.  How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.  The Barclays Capital U.S. Mortgage-Backed Securities Index consists of agency mortgage-backed pass-through securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).  For a description of the Barclays Capital U.S. Aggregate Bond Index, please see “Index Descriptions” on page 33 of the Prospectus.

Annual Total Return (%) as of December 31

                      2004                      2005                      2006                      2007                      2008                        2009

During the period(s) shown in the above bar chart, the highest return for a quarter was 5.93% (quarter ended June 30, 2009) and the lowest return for a quarter was -1.62% (quarter ended June 30, 2004).

Average Annual Total Return (%)

For the periods ended December 31, 2009	1 Year	5 Years	Since Inception (August 1, 2003)
SVP Bond Fund	11.08	5.36	5.77
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93	4.97	5.14
Barclays Capital U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	5.89	5.78	5.81

Management

Investment Adviser.  Sentinel Asset Management, Inc. (“Sentinel”) is the investment adviser to the Fund.

Portfolio Manager.  David M. Brownlee, Senior Vice President with Sentinel, has been a portfolio manager of the Fund since 2003, and Jason Doiron, Vice President with Sentinel, has been a portfolio manager of the Fund since 2009.

9

Purchase and Sale of Fund Shares

You cannot purchase or sell shares of the Fund directly. Shares of the Fund are offered only to variable life insurance and variable annuity separate accounts of life insurance companies and may be offered to certain other eligible investors.  Please refer to the separate prospectus for the separate account and its related contract for a more detailed description of the procedures under which a contract owner or payee may allocate his or her interest in a separate account to a subaccount using the shares of the Fund as an underlying investment medium.

Tax Information

Shares of the Fund are offered to separate accounts of life insurance companies and may be offered to certain other eligible investors.  Under the Internal Revenue Code of 1986, as amended, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance or variable annuity contracts.  Accordingly, no gain or loss should be recognized on ordinary income or capital gain distributions to separate accounts or upon the sale or redemption of shares of the Fund held by such accounts.  Please refer to the appropriate tax disclosure in the prospectus for a separate account and its related contract for more information on the taxation of life insurance companies, separate accounts, and the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.

Payments to Insurance Companies and Other Financial Intermediaries

If you purchase the Fund through an insurance company or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

10

Sentinel Variable Products Common Stock Fund

Investment Objective

The Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts.  If such fees and expenses were included, the overall expenses shown below would be higher.  For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.71%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Fees and charges associated with the separate accounts of insurance companies that purchase shares of the Fund are not reflected in the example below, and if reflected, the overall expenses would be higher.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
SVP Common Stock Fund	$ 73	$ 227	$ 395	$ 883

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in common stocks.  The Fund invests mainly in a diverse group of common stocks of well-established companies, typically above $5 billion in market capitalization, most of which pay regular dividends.  Up to 25% of the Fund’s assets may be invested in securities within a single industry.  The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

11

Sentinel’s investment philosophy centers on building a diverse, below-average risk portfolio consisting largely of securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels, based on a number of metrics, including value relative to its history, peers and/or market over time.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow.  Additionally, earnings revision trends are important.

The Fund may sell a security if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity.  A security may also be sold to meet redemptions.

Principal Investment Risks

You could lose money by investing in the Fund.  The following is a summary description of the principal risks of investing in the Fund:

•         Stock Market and Selection Risk.  The stock market may go down in value, and may go down sharply and unpredictably.  The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

•         Investment Style Risk.  The “growth” stocks in the Fund’s portfolio may be more volatile than the portfolio manager anticipated, and the “value” stocks may not increase in price or pay dividends as the manager had anticipated.

•         Sector Risk.  Investments in a particular sector may trail returns from other economic sectors.

•         General Foreign Securities Risk.  Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of broad measures of market performance.  The bar chart shows changes in the Fund’s performance for each calendar year since inception.  Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar charts and table below and, if reflected, returns would be less than the results shown.  How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.  For a description of the Standard & Poor’s 500 Index, please see “Index Descriptions” on page 33 of the Prospectus.

Annual Total Return (%) as of December 31

                  2001          2002            2003            2004            2005              2006            2007            2008            2009

During the period(s) shown in the above bar chart, the highest return for a quarter was 18.28% (quarter ended June 30, 2003) and the lowest return for a quarter was -20.36% (quarter ended December 31, 2008).

12

Average Annual Total Return (%)

For the periods ended December 31, 2009	1 Year	5 Years	Since Inception (November 30, 2000)
SVP Common Stock Fund	27.75	3.34	3.40
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	0.05

Management

Investment Adviser.  Sentinel Asset Management, Inc. (“Sentinel”) is the investment adviser to the Fund.

Portfolio Manager.  Daniel J. Manion, Senior Vice President and Director of Equity Research with Sentinel, has managed or co-managed the Fund since 2000.  Hilary Roper, Vice President with Sentinel, has co-managed the Fund since 2010.

Purchase and Sale of Fund Shares

You cannot purchase or sell shares of the Fund directly. Shares of the Fund are offered only to variable life insurance and variable annuity separate accounts of life insurance companies and may be offered to certain other eligible investors.  Please refer to the separate prospectus for the separate account and its related contract for a more detailed description of the procedures under which a contract owner or payee may allocate his or her interest in a separate account to a subaccount using the shares of the Fund as an underlying investment medium.

Tax Information

Shares of the Fund are offered to separate accounts of life insurance companies and may be offered to certain other eligible investors.  Under the Internal Revenue Code of 1986, as amended, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance or variable annuity contracts.  Accordingly, no gain or loss should be recognized on ordinary income or capital gain distributions to separate accounts or upon the sale or redemption of shares of the Fund held by such accounts.  Please refer to the appropriate tax disclosure in the prospectus for a separate account and its related contract for more information on the taxation of life insurance companies, separate accounts, and the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.

Payments to Insurance Companies and Other Financial Intermediaries

If you purchase the Fund through an insurance company or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

13

  Sentinel Variable Products Mid Cap Fund

Investment Objective

The Fund seeks growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts.  If such fees and expenses were included, the overall expenses shown below would be higher.  For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.84%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Fees and charges associated with the separate accounts of insurance companies that purchase shares of the Fund are not reflected in the example below, and if reflected, the overall expenses would be higher.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
SVP Mid Cap Fund	$ 86	$ 268	$ 466	$ 1,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

14

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in mid-capitalization companies.  For this purpose, mid-capitalization companies are companies that have, at the time of purchase, market capitalizations between $500 million and $25 billion.  The Fund seeks to invest primarily in common stocks of mid-capitalization companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.

Up to 25% of the Fund’s assets may be invested in securities within a single industry.  For portfolio construction purposes, the Fund uses the Standard & Poor’s MidCap 400 Index as a sector-weighting guide, generally using a plus or minus 25% weighting.  The Fund attempts to be well-balanced across major economic sectors.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold and/or if the holding size exceeds the portfolio managers’ sector weighting guidelines.  A security may also be sold to meet redemptions.

Principal Investment Risks

You could lose money by investing in the Fund.  The following is a summary description of the principal risks of investing in the Fund:

•         Stock Market and Selection Risk.  The stock market may go down in value, and may go down sharply and unpredictably.  The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

•         Investment Style Risk.  The “growth” stocks in the Fund’s portfolio may be more volatile than the portfolio manager anticipated, and the “value” stocks may not increase in price or pay dividends as the manager had anticipated.

•         Sector Risk.  Investments in a particular sector may trail returns from other economic sectors.

•         Stocks of Smaller Companies Risk.  The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies.  These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers.  In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of broad measures of market performance.  The bar chart shows changes in the Fund’s performance for each calendar year since inception.  Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar charts and table below and, if reflected, returns would be less than the results shown.  How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.  The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.  The S&P MidCap 400 Index measures the performance of the mid-size company segment of the U.S. stock market with market.  The market value-weighted index is based on 400 stocks chosen on the basis of market capitalization, liquidity and industry group representation.  The Mid Cap Fund is replacing the Russell Midcap Growth Index as its secondary benchmark with the S&P MidCap 400 Index because Fund management believes the S&P MidCap 400 Index is a more appropriate alternative measure of the Fund’s current investment strategy.  For a description of the Russell Midcap Index, please see “Index Descriptions” on page 33 of the Prospectus.

15

Annual Total Return (%) as of December 31

              2001          2002            2003            2004            2005            2006              2007            2008            2009

During the period(s) shown in the above bar chart, the highest return for a quarter was 31.51% (quarter ended December 31, 2001) and the lowest return for a quarter was -33.64% (quarter ended September 30, 2001).

Average Annual Total Return (%)

For the periods ended December 31, 2009	1 Year	5 Years	Since Inception (November 30, 2000)
SVP Mid Cap Fund	30.60	-1.19	-1.46
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	40.48	2.43	5.43
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	46.29	2.40	1.37
Standard and Poor’s MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	37.38	3.27	6.00

Purchase and Sale of Fund Shares

You cannot purchase or sell shares of the Fund directly. Shares of the Fund are offered only to variable life insurance and variable annuity separate accounts of life insurance companies and may be offered to certain other eligible investors.  Please refer to the separate prospectus for the separate account and its related contract for a more detailed description of the procedures under which a contract owner or payee may allocate his or her interest in a separate account to a subaccount using the shares of the Fund as an underlying investment medium.

Management

Investment Adviser.  Sentinel Asset Management, Inc. (“Sentinel”) is the investment adviser to the Fund.

Portfolio Managers.  Betsy Pecor, Senior Vice President with Sentinel, has been a portfolio manager of the Fund since 2008.  Charles C. Schwartz, Senior Vice President with Sentinel, has been a portfolio manager of the Fund since 2008.  Matthew McGeary, Vice President with Sentinel, has been a portfolio manager of the Fund since 2010.

Tax Information

Shares of the Fund are offered to separate accounts of life insurance companies and may be offered to certain other eligible investors.  Under the Internal Revenue Code of 1986, as amended, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance or variable annuity contracts.  Accordingly, no gain or loss should be recognized on ordinary income or capital gain distributions to separate accounts or upon the sale or redemption of shares of the Fund held by such accounts.  Please refer to the appropriate tax disclosure in the prospectus for a separate account and its related contract for more information on the taxation of life insurance companies, separate accounts, and the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.

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Payments to Insurance Companies and Other Financial Intermediaries

If you purchase the Fund through an insurance company or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Sentinel Variable Products Small Company Fund

Investment Objective

The Fund seeks growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts.  If such fees and expenses were included, the overall expenses shown below would be higher.  For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.76%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Fees and charges associated with the separate accounts of insurance companies that purchase shares of the Fund are not reflected in the example below, and if reflected, the overall expenses would be higher.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
SVP Small Company Fund	$ 78	$ 243	$ 422	$ 942

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in small-capitalization companies.  For this purpose, small-capitalization companies are companies that have, at the time of purchase, market capitalizations of less than $3 billion.  The Fund seeks to invest primarily in common stocks of small companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.

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Up to 25% of the Fund’s assets may be invested in securities within a single industry.  For portfolio construction purposes, the Fund uses the Standard & Poor’s SmallCap 600 Index as a sector-weighting guide, generally using a plus or minus 25% weighting.  The Fund attempts to be well-balanced across major economic sectors.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold, if the holding size exceeds the portfolio managers’ sector weighting guidelines and/or to take advantage of a more attractive investment opportunity.  A security may also be sold to meet redemptions.

Principal Investment Risks

You could lose money by investing in the Fund.  The following is a summary description of the principal risks of investing in the Fund:

•         Stock Market and Selection Risk.  The stock market may go down in value, and may go down sharply and unpredictably.  The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

•         Investment Style Risk.  The “growth” stocks in the Fund’s portfolio may be more volatile than the portfolio manager anticipated, and the “value” stocks may not increase in price or pay dividends as the manager had anticipated.

•         Sector Risk.  Investments in a particular sector may trail returns from other economic sectors.

•         Stocks of Smaller Companies Risk.  The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies.  These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers.  In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of broad measures of market performance.  The bar chart shows changes in the Fund’s performance for each calendar year since inception.  Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar charts and table below and, if reflected, returns would be less than the results shown.  How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.  The Standard & Poor’s SmallCap 600 Index measures the performance of 600 small-cap companies within the U.S. equity universe.  For a description of the Russell 2000® Index, please see “Index Descriptions” on page 33 of the Prospectus.

Annual Total Return (%) as of December 31

                  2001          2002            2003            2004            2005              2006            2007            2008            2009

During the period(s) shown in the above bar chart, the highest return for a quarter was 20.90% (quarter ended December 31, 2001) and the lowest return for a quarter was -24.27% (quarter ended December 31, 2008).

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Average Annual Total Return (%)

For the periods ended December 31, 2009	1 Year	5 Years	Since Inception (November 30, 2000)
SVP Small Company Fund	27.15	3.28	7.01
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	27.17	0.51	5.18
Standard & Poor’s SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	25.57	1.36	7.07

Management

Investment Adviser.  Sentinel Asset Management, Inc. (“Sentinel”) is the investment adviser to the Fund.

Portfolio Managers.  Charles C. Schwartz, Senior Vice President with Sentinel, has been a portfolio manager of the Fund since 2004, and Betsy Pecor, Senior Vice President with Sentinel, has been a portfolio manager of the Fund since 2005.

Purchase and Sale of Fund Shares

You cannot purchase or sell shares of the Fund directly. Shares of the Fund are offered only to variable life insurance and variable annuity separate accounts of life insurance companies and may be offered to certain other eligible investors.  Please refer to the separate prospectus for the separate account and its related contract for a more detailed description of the procedures under which a contract owner or payee may allocate his or her interest in a separate account to a subaccount using the shares of the Fund as an underlying investment medium.

Tax Information

Shares of the Fund are offered to separate accounts of life insurance companies and may be offered to certain other eligible investors.  Under the Internal Revenue Code of 1986, as amended, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance or variable annuity contracts.  Accordingly, no gain or loss should be recognized on ordinary income or capital gain distributions to separate accounts or upon the sale or redemption of shares of the Fund held by such accounts.  Please refer to the appropriate tax disclosure in the prospectus for a separate account and its related contract for more information on the taxation of life insurance companies, separate accounts, and the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.

Payments to Insurance Companies and Other Financial Intermediaries

If you purchase the Fund through an insurance company or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About Each Fund

Investment Objectives and Strategies

Sentinel Variable Products Balanced Fund

Investment Objective

The Fund seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value.

Principal Investment Strategies

The Fund normally invests primarily in common stocks and investment-grade bonds with at least 25% of its assets in bonds and at least 25% of its assets in common stock and other equity securities.  Equity securities include common stock and related securities, such as preferred stock and convertible securities.  Investing in preferred stock and convertible securities is not a principal investment strategy of the Fund.  Sentinel will divide the Fund’s assets among stocks and bonds based on whether it believes stocks or bonds offer a better value at the time.  More bonds normally enhance price stability, and more stocks usually enhance growth potential.  Up to 25% of the Fund’s assets may be invested in securities within a single industry.  The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel’s philosophy for the equity portion of the portfolio is based on a long-term view and emphasizes diversification, high quality, valuation discipline and below-average risk.  Sentinel looks for securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels based on a number of metrics, including value relative to its history, peers and/or market over time, with attractive risk profiles and long-term adjusted returns.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The bond portion of the Fund may invest without limitation in bonds in the first through the fourth highest categories of Moody’s (Aaa to Baa) and Standard and Poor’s (AAA to BBB).  No more than 20% of the Fund’s total assets may be invested in lower-quality bonds, sometimes called “junk bonds” (e.g., bonds rated below Baa by Moody’s or BBB by Standard & Poor’s).  The Fund will only purchase securities rated B3 or lower by Moody’s or lower than B- by Standard and Poor’s if Sentinel believes the quality of the bonds is higher than indicated by the rating.

The Fund may make unlimited investments in mortgage-backed U.S. government securities, including pass-through certificates guaranteed by the Government National Mortgage Association (“GNMA”).  Each GNMA certificate is backed by a pool of mortgage loans insured by the Federal Housing Administration and/or the Veterans Administration, and provides for the payment of minimum fixed monthly installments of principal and interest.  The guarantee by GNMA of timely repayment of principal and payment of interest is backed by the full faith and credit of the United States.  The Fund may invest in mortgage-backed securities issued and guaranteed by the Federal National Mortgage Association (“FNMA”) and by the Federal Home Loan Mortgage Corporation (“FHLMC”).  In all of these mortgage-backed securities, the actual maturity of and realized yield will vary based on the prepayment experience of the underlying pool of mortgages.  Mortgage- related securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA.  They are not backed by the full faith and credit of the United States, but are supported by the right of FNMA to borrow from the U.S. Treasury Department (e.g., the Federal Home Loan Banks).  Mortgage-related securities issued by FHLMC are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank.  FHLMC guarantees timely payment of interest and ultimate collection of principal on its mortgage-related securities; provided, however, that FHLMC may remit on account of its guarantee of ultimate payment of principal the amount due with respect to any underlying mortgage loan at any time after default on such underlying mortgage, but in no event later than one year after it becomes payable.  On September 6, 2008, Director James Lockhart of the Federal Housing Finance Agency (“FHFA”) appointed FHFA as conservator of both FNMA and FHLMC.  In addition, the U.S. Treasury Department agreed to provide FNMA and FHLMC up to $100 billion of capital each on an as needed basis to insure that they continue to provide liquidity to the housing and mortgage markets.  While the original maximum life of a mortgage-backed security considered for this Fund can vary, its average life is likely to be substantially less than the original maturity of the underlying mortgages, because the mortgages in these pools may be prepaid, refinanced, curtailed, or foreclosed.  Prepayments are passed through to the mortgage-backed securityholder along with regularly scheduled minimum repayments of principal and payments of interest.

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Although not a principal investment strategy, the Fund may engage in dollar roll transactions.  In a dollar roll, a Fund sells mortgage-backed or U.S. Treasury securities for delivery in the current month, and simultaneously contracts to buy back securities of the same type, coupon and maturity on a predetermined future date.  During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed or U.S. Treasury securities.  In return, a Fund receives the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), and interest earned on the cash proceeds of the initial sale.  A “covered roll” is a specific type of dollar roll in which the proceeds of a dollar roll are held in a separate account and invested only in high-grade, money-market instruments.  The Fund may only invest in covered rolls.

In managing the fixed-income portion of the portfolio, the Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.  The Fund may participate in a securities lending program.

Although not a principal investment strategy, the Fund may use derivative instruments (e.g., futures, options and swap agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks.  It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions.  The Fund is not required to use hedging and may choose not to do so.

Although not a principal investment strategy, the Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at not less than 102% of the repurchase price stated in the agreement.  Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Sentinel believes that adverse market or other conditions warrant.  This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss.  If the Fund takes a temporary defensive position, it may not achieve its investment objective.

The Fund may sell a security to meet redemptions, if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity.

Sentinel Variable Products Bond Fund

Investment Objective

The Fund seeks high current income while seeking to control risk.

Principal Investment Strategies

The Fund invests mainly in investment grade bonds. The Fund will invest exclusively in fixed-income securities, and to a limited extent in related derivatives.  At least 80% of the Fund’s assets will normally be invested in the following types of bonds:

1.             Corporate bonds which at the time of purchase are rated within the four highest rating categories of Moody’s, Standard & Poor’s or any other nationally recognized statistical rating organization;

2.             Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities and dollar roll transactions;

3.             Debt securities (payable in U.S. dollars) issued or guaranteed by Canadian governmental entities; and

4.             Debt obligations of domestic banks or bank holding companies, even though not rated by Moody’s or Standard & Poor’s, that Sentinel believes have investment qualities comparable to investment-grade corporate securities.

The Fund’s policy of investing, under normal circumstances, at least 80% of its assets in bonds is a non-fundamental policy that may not be changed without 60 days’ prior notice to the Fund’s shareholders.

Although not a principal strategy, the Fund may also invest in other fixed-income securities, such as straight or convertible debt securities and straight or convertible preferred stocks.  The Fund will invest no more than 20% of its total assets in lower quality bonds, sometimes called “junk bonds.”  These bonds, because of the greater possibility that the issuers will default, are not investment grade - that is, they are rated below BBB by Standard & Poor’s or below Baa by Moody’s, or are unrated but considered by Sentinel to be of comparable credit quality.  Up to 25% of the Fund’s assets may be invested in securities within a single industry.  The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

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The Fund may make unlimited investments in mortgage-backed U.S. government securities, including pass-through certificates guaranteed by the Government National Mortgage Association (“GNMA”).  Each GNMA certificate is backed by a pool of mortgage loans insured by the Federal Housing Administration and/or the Veterans Administration, and provides for the payment of minimum fixed monthly installments of principal and interest.  The guarantee by GNMA of timely repayment of principal and payment of interest is backed by the full faith and credit of the United States.  The Fund may invest in mortgage-backed securities issued and guaranteed by the Federal National Mortgage Association (“FNMA”) and by the Federal Home Loan Mortgage Corporation (“FHLMC”).  In all of these mortgage-backed securities, the actual maturity of and realized yield will vary based on the prepayment experience of the underlying pool of mortgages.  Mortgage- related securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA.  They are not backed by the full faith and credit of the United States, but are supported by the right of FNMA to borrow from the U.S. Treasury Department (e.g., the Federal Home Loan Banks).  Mortgage-related securities issued by FHLMC are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank.  FHLMC guarantees timely payment of interest and ultimate collection of principal on its mortgage-related securities; provided, however, that FHLMC may remit on account of its guarantee of ultimate payment of principal the amount due with respect to any underlying mortgage loan at any time after default on such underlying mortgage, but in no event later than one year after it becomes payable.  On September 6, 2008, Director James Lockhart of the Federal Housing Finance Agency (“FHFA”) appointed FHFA as conservator of both FNMA and FHLMC.  In addition, the U.S. Treasury Department agreed to provide FNMA and FHLMC up to $100 billion of capital each on an as needed basis to insure that they continue to provide liquidity to the housing and mortgage markets.  While the original maximum life of a mortgage-backed security considered for this Fund can vary, its average life is likely to be substantially less than the original maturity of the underlying mortgages, because the mortgages in these pools may be prepaid, refinanced, curtailed, or foreclosed.  Prepayments are passed through to the mortgage-backed securityholder along with regularly scheduled minimum repayments of principal and payments of interest.

Although not a principal investment strategy, the Fund may engage in dollar roll transactions.  In a dollar roll, a Fund sells mortgage-backed or U.S. Treasury securities for delivery in the current month, and simultaneously contracts to buy back securities of the same type, coupon and maturity on a predetermined future date.  During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed or U.S. Treasury securities.  In return, a Fund receives the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), and interest earned on the cash proceeds of the initial sale.  A “covered roll” is a specific type of dollar roll in which the proceeds of a dollar roll are held in a separate account and invested only in high-grade, money-market instruments.  The Fund may only invest in covered rolls.

Although not a principal investment strategy, the Fund may use derivative instruments (e.g., futures, options and swap agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks.   It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so.  The Fund may participate in a securities lending program.

Although not a principal investment strategy, the Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Sentinel believes that adverse market or other conditions warrant. This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

The Fund may sell a security to meet redemptions, if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity.

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Sentinel Variable Products Common Stock Fund

Investment Objective

The Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in common stocks.  This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior written notice to the Fund’s shareholders.  The Fund invests mainly in a diverse group of common stocks of well-established companies, typically above $5 billion in market capitalization, most of which pay regular dividends.  Although not a principal investment strategy of the Fund, when appropriate, the Fund also may invest in preferred stocks or debentures convertible into common stocks.  Up to 25% of the Fund’s assets may be invested in securities within a single industry.  The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel’s philosophy is based on a long-term view and emphasizes diversification, high quality, valuation discipline and below-average risk.  Sentinel looks for securities of superior companies with a positive multi-year outlook offered at attractive valuation levels based on a number of metrics, including value relative to its history, peers and/or market over time.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow.  Additionally, earnings revision trends are important.

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so. The Fund may participate in a securities lending program.

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at not less than 102% of the repurchase price stated in the agreement.  Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Sentinel believes that adverse market or other conditions warrant.  This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss.  If the Fund takes a temporary defensive position, it may not achieve its investment objective.

The Fund may sell a security to meet redemptions, if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity.

Sentinel Variable Products Mid Cap Fund

Investment Objective

The Fund seeks growth of capital.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in mid-capitalization companies.  This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior written notice to the Fund’s shareholders.  For this purpose, mid-capitalization companies are considered to be companies that have, at the time of purchase, market capitalizations between $500 million and $25 billion.  The Fund seeks to invest primarily in common stocks of mid-capitalization companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.

The Fund may invest up to 25% of its assets in stocks of companies within a single industry.  Although the Fund may invest in any economic sector, and it attempts to be well-balanced across major economic sectors, at times it may emphasize one or more particular sectors.  For portfolio construction purposes, the Fund uses the Standard & Poor’s MidCap 400 Index as a sector-weighting guide, generally using a plus or minus 25% weighting.  The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

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The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks.  It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions.  The Fund is not required to use hedging and may choose not to do so.  The Fund may participate in a securities lending program.

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at not less than 102% of the repurchase price stated in the agreement.  Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Sentinel believes that adverse market or other conditions warrant.  This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss.  If the Fund takes a temporary defensive position, it may not achieve its investment objective.

The Fund may sell a security generally to meet redemptions, when the portfolio manager believes it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold and/or if the holding size exceeds the portfolio managers’ sector weighting guidelines.

Sentinel Variable Products Small Company Fund

Investment Objective

The Fund seeks growth of capital.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in small-capitalization companies.  This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior notice to the Fund’s shareholders.  For this purpose, small companies are considered to be companies that have, at the time of purchase, market capitalizations of less than $3 billion.  The Fund invests primarily in common stocks of small companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.  The weighted median market capitalization of the Fund’s holdings as of March 31, 2010 was approximately $2.0 billion.  Market capitalization is the total value of all the outstanding shares of common stock of a company.

Up to 25% of the Fund’s assets may be invested in securities within a single industry.  For portfolio construction purposes, the Fund uses the Standard & Poor’s SmallCap 600 Index as a sector-weighting guide, generally using a plus or minus 25% weighting.  The Fund attempts to be well-balanced across major economic sectors.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

The Fund’s policy is to avoid short-term trading.  However, the Fund may sell a security without regard to its holding period if Sentinel believes it is in the Fund’s best interest to do so.  The Fund’s turnover rate is not expected to exceed 100% annually.

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks.  It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions.  The Fund is not required to use hedging and may choose not to do so.  The Fund may participate in a securities lending program with respect to a substantial amount of its holdings.

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at not less than 102% of the repurchase price stated in the agreement.  Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

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The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Sentinel believes that adverse market or other conditions warrant. This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold and/or if the holding size exceeds the portfolio managers’ sector weighting guidelines.  A security may also be sold to meet redemptions.

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Investment Risks

We cannot guarantee that any Fund’s investment objective will be achieved. You can find additional information about the investment risks of the Funds in the Funds’ Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus.  You can get a free copy of the Statement of Additional Information by calling 1-800-282-FUND (3863), or by writing to Sentinel Administrative Services, Inc. at P.O. Box 1499, Montpelier, VT 05601-1499.

Principal Equity Securities Risks

Stock Market and Selection Risk (Balanced, Common Stock, Mid Cap and Small Company Funds).  Stock market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably.  Selection risk is the risk that the investments that Sentinel selects will underperform the stock market or other funds with similar investment objectives and investment strategies.

Investment Style Risk (Balanced, Common Stock, Mid Cap and Small Company Funds).  The Mid Cap and Small Company Funds focus on “growth stocks.”  The Common Stock Fund and the equity portion of the Balanced Fund focus on both “growth” and “value” stocks, commonly called a blend style. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.  Value stocks may not increase in price or pay dividends, as anticipated by the Funds’ managers, or may decline even further if (1) other investors fail to recognize the company’s value, (2) other investors favor investing in faster-growing companies, or (3) the factors that the managers believe will increase the price do not occur.  The Funds’ performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

Sector Risk (Balanced, Common Stock, Mid Cap and Small Company Funds).  To the extent a Fund invests in a particular sector, it is subject to the risks of that sector.  Returns in an economic sector may trail returns from other economic sectors.  As a group, sectors tend to go through cycles of doing better or worse than the securities market in general.  These periods may last several years.  In addition, the sectors that dominate the market change over time.  For more information on risks of a particular sector, consult the Funds’ Statement of Additional Information.

Stocks of Smaller Companies Risk (Mid Cap and Small Company Funds).  The stocks of small- and mid-capitalization companies typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources, narrower product lines, and less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Principal Foreign Securities Risks

General Foreign Securities Risk (Balanced, Bond and Common Stock Funds).  Investing in foreign securities involves certain special risks in addition to those associated with U.S. securities. For example, the Funds may be affected favorably or unfavorably by changes in currency rates or exchange control regulations. Foreign markets may have less active trading volume than those in the United States, and values may fluctuate more as a result. If the Funds had to sell securities to meet unanticipated cash requirements, they might be forced to accept lower prices. There may be less supervision and regulation of foreign exchanges. Foreign companies generally release less financial information than comparable U.S. companies. Furthermore, foreign companies generally are not subject to uniform accounting, auditing and financial reporting requirements. Other possible risks include seizing of assets by foreign governments, high and changing taxes and withholding taxes imposed by foreign governments on dividend and/or interest payments, difficulty enforcing judgments against foreign issuers, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Principal Fixed-Income Securities Risks

General Fixed-Income Securities Risk (Balanced and Bond Funds).  The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise.  As a result, the net asset value of the shares of Funds holding bonds will fluctuate with conditions in the bond markets.  Bonds with longer maturities and longer durations (a measure of a bond’s sensitivity to changes in interest rates) generally are subject to greater price fluctuation due to interest-rate changes than bonds with shorter maturities or shorter durations.  While considered investment-grade, bonds in the fourth highest rating category of Moody’s and Standard & Poor’s may have more speculative characteristics and may be more likely to be downgraded than bonds rated in the three highest rating categories.  In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change.  In addition, investment grade bonds may be downgraded or default.  During periods of declining interest rates, or for other reasons, bonds may be “called”, or redeemed, by the bond issuer prior to the bond’s maturity date, resulting in the Fund receiving payment earlier than expected.  This may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.

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Government Securities Risk (Balanced and Bond Funds).  Economic, business, or political developments may affect the ability of government-sponsored guarantors, such as FNMA, Federal Farm Credit Bank (FFCB), FHLB and FHLMC, to repay principal and to make interest payments on the securities in which the Balanced and Bond Funds invest.  In addition, certain of these securities, including those guaranteed by FNMA, FFCB, FHLB and FHLMC, are not backed by the full faith and credit of the U.S. government.  In addition, if prevailing interest rates are below the rates on the mortgages, the mortgage borrowers are more likely to refinance their mortgages than if interest rates are at or above the interest rates on the mortgages. Faster prepayments will reduce the potential of the mortgage-backed securities to rise in value during periods of falling interest rates, while the risk of falling value during periods of rising interest rates may be comparable to or higher than other bonds of similar maturities.

Lower-Quality Bonds Risk (Balanced and Bond Funds).  The lower-quality bonds in which the Balanced and Bond Funds may invest generally have higher nominal or effective interest rates than higher-quality bonds.  Lower-quality bonds may pay interest at fixed, floating or adjustable rates. The value of floating or adjustable rate bonds is less likely to be adversely affected by interest-rate changes than fixed rate bonds. However, if interest rates fall, the Funds may earn less income if they hold floating or adjustable rate bonds. Lower-rated bonds are more speculative and likely to default than higher-quality bonds.  Lower-rated bond values also tend to fluctuate more widely in value, for several reasons. An economic downturn may have a greater impact on the ability of issuers with less financial strength to make their bond payments. These bonds may not be traded as actively. Their prices may respond more adversely to negative publicity and investor perceptions. If trading in lower-rated bonds becomes less active, the Funds may have more difficulty in valuing these bonds. Success in investing in junk bonds depends heavily on Sentinel’s credit analysis. Lower-rated bonds are also more sensitive than other debt securities to adverse business developments affecting specific issuers. The risk of loss due to default by the issuer of a lower-quality bond may be significantly greater than the risk for higher rated bonds because lower-quality bonds are more likely to be unsecured and may be subordinated to other creditors. If a bond defaults, the Funds may incur additional expenses in seeking a recovery or participating in a restructuring. Lower-quality bonds also may have call features that permit the issuer to repurchase the securities from the Funds before their maturity. If a call is exercised during a period of declining interest rates, the affected Fund would probably have to replace the called bonds with lower-yielding bonds, and the Fund’s investment income would go down.

Mortgage-Backed Securities Risk (Balanced and Bond Funds).  Mortgage-backed securities (residential and commercial) represent interests in “pools” of mortgages held in trust and differ from traditional fixed-income securities and are subject to certain additional risks. Like traditional fixed-income securities, when interest rates fall the value of mortgage-backed securities typically increases, and when interest rates increase, the value of mortgage-backed securities typically decreases. However, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk.  As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value. In addition, the principal on mortgage- backed securities may normally be prepaid at any time, which will reduce the yield and market value,   When interest rates decline, borrowers may pay off their mortgages sooner than expected and the Fund may have to invest the proceeds in securities with lower yields. This is known as prepayment risk.  Prepayment reduces the yield to maturity and the average life of the asset-backed securities.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.  The residential mortgage market in the United States has experienced difficulties recently that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.

Other Principal Investment Risks

Portfolio Turnover Risk (Balanced and Bond Funds).  The Funds shown below had the following rates of portfolio turnover in their 2009 fiscal year:

Balanced	90%
Bond	241%

For these Funds, an active trading approach increases the Funds’ costs and may reduce the Funds’ performance.  It may also increase the amount of capital gains tax that you have to pay on the Funds’ returns.

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Other Investment Risks

Convertible Securities Risk (Balanced, Bond and Common Stock Funds).  Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline.  However, the convertible securities market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible's “conversion price.”  The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines (other than in distressed situations), the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid after the company's creditors but before the company's common shareholders.  Consequently, the issuer's convertible securities generally may be viewed as having more risk than its debt securities, but less risk than its common stock.

Derivatives Risk (Balanced, Bond, Common Stock, Mid Cap and Small Company Funds).  Derivative investments involve credit risk (the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), hedging risk (the risk that the derivative instrument will not fully offset the underlying positions), liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market) and, when hedging, the risk that the intended risk management purpose of the derivative instrument may not be achieved, and may produce losses or missed opportunities.

Dollar Rolls Risk (Balanced and Bond Funds).  The use of dollar rolls by the Balanced and Bond Funds tends to increase the portfolio turnover of these Funds.  Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may appreciate above the contracted repurchase price. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to release the counterparty from its contractual obligation.

Not Guaranteed Risk (All Funds).  None of the Funds, including the Bond Fund, is guaranteed or insured by the U.S. government.  The value of each Fund’s shares is expected to fluctuate.

Preferred Stock Risk (Common Stock Fund).  Preferred stock represents an equity or ownership interest in a company. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Repurchase Agreements Risk (All Funds).  If the repurchase agreement counterparty defaults on its repurchase obligation, a Fund would have the collateral securities and be able to sell them to another party, but it could suffer a loss if the proceeds from a sale of the securities turn out to be less than the repurchase price stated in the agreement.  If the counterparty becomes insolvent or goes bankrupt, a Fund may be delayed in being able to sell securities that were subject to the repurchase agreement.  In general, for federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities “sold”.  Therefore, amounts earned under such agreements are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders.

Restricted and Illiquid Securities Risk (Balanced, Bond and Small Company Funds).  Restricted securities, such as Rule 144A securities, are securities for which trading is limited to qualified institutional buyers. Sentinel may determine that certain Rule 144A securities in which the Balanced and Bond Funds invest are liquid securities under guidelines approved by the Funds’ Board of Directors, and these Rule 144A securities will not be subject to any limitation or prohibition on the purchase of illiquid securities. These liquid Rule 144A securities may become illiquid if qualified institutional buyers are unavailable.  Other securities, such as lower-quality bonds or small-cap securities, may also become illiquid. The Funds will not be able to readily resell illiquid securities and resale of some of these securities may be restricted by law or contractual provisions. The inability to sell these securities at the most opportune time may negatively affect a Fund’s net asset value.

Securities Lending Risk (All Funds).  Securities lending programs are subject to borrower default risk (e.g., borrower fails to return a loaned security and there is a shortfall on the collateral posted by the borrower), cash collateral investment risk (e.g., principal loss resulting from the investment of the cash collateral) and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable rights or sell the security).  In addition, substitute payments (i.e., amounts equivalent to any dividends, interest or other distributions received by the Fund while the securities are on loan) are not treated as dividends and are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders.

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Temporary Defensive Position Risk (Balanced, Bond, Common Stock, Mid Cap and Small Company Funds).  If a Fund takes a temporary defensive position, it may invest all or a large portion of its assets in U.S. government securities, high-quality money-market instruments, bank deposits, or cash.  If a Fund takes a temporary defensive position, it may not achieve its investment objective(s).

Zero-Coupon and Similar Bonds Risk (Balanced and Bond Funds).  Bonds that do not pay interest, but instead are issued at a significant discount to their maturity values, are referred to as zero-coupon securities.  These securities pay interest in additional securities instead of cash (referred to as pay-in-kind securities) or pay interest at predetermined rates that increase over time (referred to as step coupon bonds).  Even though the Balanced and Bond Funds may not get cash interest payments on these bonds, under existing tax law the Funds nevertheless must accrue interest in order to qualify as regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (“Code”), and distribute the income deemed to be earned on a current basis. This may cause a Fund to have to sell other investments to raise the cash needed to make its required income distributions.

The Funds are appropriate for investors who are comfortable with the risks described here.  The Funds are appropriate for long-term investors who are not concerned primarily with principal stability.

Disclosure of Portfolio Securities

A description of each Fund’s policies and procedures with respect to disclosure of its portfolio securities is available in the Funds’ Statement of Additional Information.

Share Classes

Sentinel Variable Products Trust issues a separate class of shares of common stock for each Fund.   It may establish additional funds in the future and additional classes of shares for such new funds.  Each share is entitled to one vote per dollar of net asset value as of the close of business on the record date as to any matter on which it is entitled to vote and each fractional share is entitled to a proportional fractional vote.  The presence in person or by proxy of 30% of the shares entitled to vote constitutes a quorum.

Based on current federal securities law requirements, the Funds expect that insurance company shareholders of the Funds will offer owners of their respective variable life insurance contracts and variable annuity contracts the opportunity to instruct such shareholders as to how to vote shares allocable to their contracts regarding certain matters, such as the approval of investment advisory agreements. If the insurance company does not receive timely instructions from owners of its variable life insurance contracts and variable annuity contracts, or if it holds shares that are not attributable to variable life insurance or annuity contracts, it will vote such shares in the same proportion as the voting instructions that are received for all contracts participating in each Fund.  This means that a small number of shareholders can determine the outcome of a vote.  The voting instructions received from contract holders may be disregarded in certain circumstances that are described in the prospectuses for the variable contracts.

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Purchasing and Selling Fund Shares

Shares of the Funds are not available directly to the public.  Shares of the Funds are offered, without sales charge, at each Fund’s net asset value per share, only to variable life insurance and variable annuity separate accounts of life insurance companies and may be offered to certain other eligible investors.  The price per share is based on the next daily calculation of net asset value after an order is placed.

Shares of the Funds are sold in a continuous offering and are authorized to be offered to insurance company separate accounts to support variable life insurance contracts and variable annuity contracts.  Net premiums or net purchase payments under such contracts are placed in one or more subaccounts of a separate account and the assets of each such separate account are invested in the shares of the Fund corresponding to that subaccount.  A separate account purchases and redeems shares of the Funds for its subaccounts at net asset value without sales charges or redemption charges.

On each day that a Fund’s net asset value is calculated, a separate account transmits to the Fund any orders to purchase or redeem shares based on the premiums, purchase payments, redemption (surrender) requests, and transfer requests from contract owners or payees that have been processed on that day.  A separate account purchases and redeems shares of each Fund at that Fund’s net asset value per share calculated as of the same day, although such purchases and redemptions may be executed the next morning.

Please refer to the separate prospectus for each separate account and its related contract for a more detailed description of the procedures under which a contract owner or payee may allocate his or her interest in a separate account to a subaccount using the shares of one of the Funds as an underlying investment medium.

Offering of Fund Shares to Separate Accounts of Insurance Companies

The Funds may offer their shares to separate accounts of insurance companies that are not affiliated with each other and qualified retirement plans under a “mixed and shared” funding arrangement.  Due to differences in tax treatment and other considerations, the interests of separate accounts may present certain conflicts of interest. For example, violation of the federal tax laws by one of several insurance company separate accounts investing in a Fund could cause the Fund to lose its tax-deferred status unless remedial actions were taken. The Funds do not foresee such conflicts. The Board of Trustees will continue to monitor the existence of any material conflicts and determine what action, if any, should be taken should one arise. If a Fund were to sell portfolio securities to pay redemption proceeds to a separate account withdrawing because of a conflict, then the Fund’s net asset value could decrease.

Excessive Trading Policy

Excessive trading (which may be the result of market timing) by shareholders of any mutual fund - in particular non-money market funds - may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may dilute the value of the holdings of other shareholders. Excessive trading may cause a Fund to retain more cash than the Fund’s portfolio manager would normally retain in order to meet unanticipated redemptions or may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those redemption or exchange requests. The Funds will not accommodate excessive trading in any Fund, and they have therefore adopted policies and procedures that are designed to deter such trading. These policies and procedures have been reviewed and approved by the Board of Trustees of the Funds.  Under the excessive trading policy, a Fund will reject any purchase order or exchange request if the Fund has determined (i) that a policyholder has a history of excessive trading (generally six or more in-and-out transactions in a Fund within a rolling twelve-month period), or (ii) that a policyholder’s trading, in the judgment of the Fund, has been or may be disruptive to a Fund.  In making this judgment, a Fund may consult with a separate account or consider trading done in multiple policies under common ownership or control.

Policyholders who engage in certain types of regular transactions may be permitted to invest in the Funds if Sentinel determines that their transactions do not constitute excessive trading and are not adverse to the Funds.  Examples of policyholders who may be permitted to invest under this provision are persons who make regular periodic allocations to the subaccount investing in the Fund and persons who regularly rebalance their allocations to the subaccounts investing in the Funds.

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The excessive trading policy applies uniformly to all policyholders, including policyholders who trade through intermediaries. However, no Fund makes any representation that it can identify and reject all exchange requests or purchase orders in violation of the policy, and as a result policyholders are subject to the risks described above.

Pricing Fund Shares

Net asset value for each Fund is calculated once, at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time, each business day that the NYSE is open.  The net asset value per share is computed by dividing the total value of the assets of each Fund, less its liabilities, by the total number of each Fund’s outstanding shares.

Portfolio securities of the Funds are valued as follows:

•         Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded.

•         Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices.

•         Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices.

•         Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service.  The mean between the bid and asked prices is generally used for valuation purposes.  Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value.  The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

•         Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before a Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board.  The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.

Securities transactions are accounted for on the next business day following trade date (trade date plus one).  Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date.  These exceptions include: (1) when trades occur on a day that happens to coincide with the end of a month; or (2) on occasion, if Sentinel Administrative Services, Inc., the Funds’ administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Dividends, Capital Gains and Taxes

Each Fund intends to continue to qualify as a RIC under the Code, and to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. As long as it so qualifies, a Fund will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders.  Each Fund intends to distribute substantially all of such income, once per year in December.

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Shares of the Funds are offered to separate accounts of life insurance companies and may be offered to certain other eligible investors.  Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance or variable annuity contracts.  Accordingly, no gain or loss should be recognized on ordinary income or capital gain distributions to separate accounts or upon the sale or redemption of shares of the Funds held by such accounts.  Please refer to the appropriate tax disclosure in the prospectus for a separate account and its related contract for more information on the taxation of life insurance companies, separate accounts, and the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.

Recently enacted legislation will impose a 3.8% tax on the net investment income (which includes taxable dividends and redemption proceeds) of certain individuals, trusts and estates, for taxable years beginning after December 31, 2012.

Other recently enacted legislation will impose a 30% withholding tax on dividends and redemption proceeds paid after December 31, 2012, to (i) foreign financial institutions (as defined in Section 1471(d)(4) of the Code) unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

Index Descriptions

All indices are unmanaged and index performance does not reflect any fees, expenses or taxes.  An investment cannot be made directly in an index.

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. (Balanced and Bond Funds)

The Barclays Capital U.S. Mortgage Backed Securities Index consists of agency mortgage-backed pass-through securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).  (Bond Fund)

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe.   (Mid Cap Fund)

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe.  It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.  (Mid Cap Fund)

The Russell 2000™ Index measures the performance of 2000 small-cap companies within the U.S. equity universe. (Small Company Fund)

The Standard & Poor’s 500 Index consists of 500 widely held U.S. equity securities chosen for market size, liquidity, and industry group representation.  (Balanced and Common Stock Funds)

The Standard & Poor’s MidCap 400 Index measures the performance of the mid-size company segment of the U.S. stock market.  The market value-weighted index is based on 400 stocks chosen on the basis of market capitalization, liquidity and industry group representation.  (Mid Cap Fund)

The Standard & Poor’s SmallCap 600 Index measures the performance of 600 small-cap companies within the U.S. equity universe.  (Small Company Fund)

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Management of the Funds

Sentinel manages the Funds’ investments and their business operations under the overall supervision of the Board of Trustees. Sentinel has the responsibility for making all investment decisions for the Funds.

Sentinel is an indirect, wholly owned subsidiary of the National Life Holding Company. Its principal business address is One National Life Drive, Montpelier, Vermont 05604.

The Funds’ investment advisory contracts call for each applicable Fund to pay Sentinel’s fees, which for the fiscal year ended December 31, 2009 were the paid at a rate equal to the percentage of the Fund’s average daily net assets shown below:

Balanced Fund	0.55%
Bond Fund	0.40%
Common Stock Fund	0.50%
Mid Cap Fund	0.50%
Small Company Fund	0.50%

A discussion regarding the basis for the Board of Trustees’ most recent approval of the Funds’ advisory contracts is available in the Funds’ annual report to shareholders for the most recently completed fiscal period ending December 31.

Three of Sentinel’s portfolio management teams are involved in management of the Funds:  the Large-Cap Blend Team, headed by Daniel J. Manion; the Small/Mid Cap Team, headed by Charles C. Schwartz and Betsy Pecor; and the Fixed-Income Team, headed by Thomas H. Brownell.  The teams may include additional portfolio managers and a number of analysts.  The Funds’ Statement of Additional Information provides additional information about portfolio manager compensation, other accounts they manage, and their ownership of shares in the Funds they manage.

The following individuals manage the Funds:

Balanced Fund

David M. Brownlee manages the fixed-income portion and Mr. Manion manages the equity portion of the Balanced Fund.  Mr. Brownlee has been associated with Sentinel since 1993, and has managed the fixed-income portion of the Fund since 2003.  Mr. Brownlee holds the Chartered Financial Analyst designation.  Mr. Manion has been associated with Sentinel since 1993 and is Sentinel’s Director of Equity Research.  He has managed the equity portion of the Fund since 2004.  Mr. Manion holds the Chartered Financial Analyst designation.

Bond Fund

Mr. Brownlee and Jason Doiron co-manage the Bond Fund.  Mr. Brownlee has managed or co-managed the Fund since 2003.  Mr. Doiron has been associated with Sentinel since 2008, and has co-managed the Fund since 2009.  From 2005 to 2008, Mr. Doiron was Director—Quantitative Trading and Strategies Group for the Royal Bank of Canada’s Capital Markets Group and from 2003 to 2005 he was a Senior Quantitative Analyst—Fixed Income Derivatives for Citigroup Global Investments.  Mr. Doiron holds the Financial Risk Manager and Professional Risk Manager designations.

Common Stock Fund

Mr. Manion is lead manager and Hilary Roper is co-manager of the Common Stock Fund.  Mr. Manion has managed or co-managed the Fund since 2000.  Ms. Roper has been associated with Sentinel since 1998 as an equity analyst and has co-managed the Fund since 2010.  Prior to joining Sentinel, she was an equity analyst at Schroder Capital Management International.  She holds the Chartered Financial Analyst designation.

Mid Cap Fund

Betsy Pecor is lead manager and Charles Schwartz and Matthew McGeary are co-managers of the Mid Cap Fund.  Ms. Pecor has been associated with Sentinel or its affiliates since 2000 and has co-managed the Fund since 2008.  She holds the Chartered Financial Analyst designation.  Mr. Schwartz has been associated with Sentinel since 1996 and has co-managed the Fund since 2008.  He holds the Chartered Financial Analyst designation.   Mr. McGeary has been associated with Sentinel since 2005 and has co-managed the Fund since 2010.  Prior to joining Sentinel, he was a senior research analyst with Fort Washington Investment Advisors from 1999 through 2005.  He holds the Chartered Financial Analyst designation.

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Small Company Fund

Mr. Schwartz is the lead manager and Ms. Pecor is the co-manager of the Small Company Fund.  Ms. Pecor has co-managed the Fund since 2005.  Mr. Schwartz has managed or co-managed the Fund since 2004.

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Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund, assuming reinvestment of all dividends and distributions. Per share data is calculated utilizing average daily shares outstanding.

The information in the financial highlights table does not reflect fees and charges associated with the separate accounts of insurance companies that purchase shares of a Fund.  If it did, a Fund’s expenses would higher, and returns would be lower.

The financial highlights have been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Funds, is included in the Funds’ Annual Report to Shareholders, which is available upon request.

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Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

				Income from Investment Operations			Less Distributions

				Net gains or					Net
		Net asset	Net	losses on		Dividends			asset
	Fiscal year	value,	investment	securities	Total from	(from net	Distributions		value,
	(period	beginning	income	(both realized	investment	investment	(from realized	Total	end of
Fund	ended)	of period	(loss)^	and	operations	income)	gains)	distributions	period
				unrealized)^
Balanced
	12/31/05	$ 11.45	$ 0.26	$ 0.39	$ 0.65	$ 0.27	$ 0.20	$ 0.47	$11.63
	12/31/06	11.63	0.29	1.05	1.34	0.31	0.14	0.45	12.52
	12/31/07	12.52	0.29	0.77	1.06	0.31	0.77	1.08	12.50
	12/31/08	12.50	0.28	(3.28)	(3.00)	0.26	0.11	0.37	9.13
	12/31/09	9.13	0.20	1.76	1.96	0.27	-	0.27	10.82
Bond
	12/31/05	10.11	0.43	(0.25)	0.18	0.45	-	0.45	9.84
	12/31/06	9.84	0.48	(0.12)	0.36	0.48	-	0.48	9.72
	12/31/07	9.72	0.47	0.21	0.68	0.41	-	0.41	9.99
	12/31/08	9.99	0.50	(0.16)	0.34	0.41	-	0.41	9.92
	12/31/09	9.92	0.49	0.61	1.10	0.54	0.50	1.04	9.98
Common Stock
	12/31/05	10.98	0.13	0.71	0.84	0.13	-	0.13	11.69
	12/31/06	11.69	0.19	1.70	1.89	0.19	-	0.19	13.39
	12/31/07	13.39	0.19	1.18	1.37	0.16	0 .28	0.44	14.32
	12/31/08	14.32	0.20	(4.93)	(4.73)	0.14	0 .01	0.15	9.44
	12/31/09	9.44	0.15	2.47	2.62	0.16	-	0.16	11.90
Mid Cap
	12/31/05	9.29	(0.01)	0.36	0.35	-	-	-	9.64
	12/31/06	9.64	(0.01)	0.55	0.54	-	-	-	10.18
	12/31/07	10.18	(0.02)	2.26	2.24	-	-	-	12.42
	12/31/08	12.42	(0.02)	(5.70)	(5.72)	-	-	-	6.70
	12/31/09	6.70	0.01	2.04	2.05	0.01	-	0.01	8.74
Small Company
	12/31/05	14.25	0.01	1.16	1.17	0.01	1.47	1.48	13.94
	12/31/06	13.94	0.03	2.24	2.27	0.03	1.85	1.88	14.33
	12/31/07	14.33	0.08	1.16	1.24	0.09	1.50	1.59	13.98
	12/31/08	13.98	0.02	(4.54)	(4.52)	-	0.16	0.16	9.30
	12/31/09	9.30	0.02	2.51	2.53	0.05	-	0.05	11.78

^ Calculated based upon average shares outstanding.  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the   period, and a redemption on the last day of the period.  Total return does not include any fees, charges or expenses imposed by your insurance company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles. Total returns would have been lower in applicable years where the Funds’ investment advisor had not waived a portion of its fee.

Amounts designated as “ – “ are either zero or represent less than $0.005 or $(0.005).

37

			Ratio of	Ratio of expenses	Ratio of net	Ratio of net investment
	Net assets	Ratio of	expenses to	to average net	income (loss)	income (loss) to
Total	at end of	expenses to	average net	assets before	to average	average net assets	Portfolio
return	period (000	average net	assets before	contractual and voluntary	net assets	before contractual	turnover
(%)*	omitted)	assets (%)	custodian fee	expense reimbursements	(%)	and voluntary expense	rate (%)
			credits (%)**	(%)***		reimbursements (%)***

5.65	$21,578	0.79	0.83	0.88	2.21	2.16	189
11.49	21,270	0.79	0.81	0.81	2.35	2.35	181
8.44	20,378	0.89	0.91	0.91	2.17	2.17	91
(23.95)	13,480	0.83	0.85	0.85	2.44	2.44	59
21.47	16,380	0.86	0.86	0.86	2.03	2.03	90

1.81	23,626	0.67	0.69	0.71	4.24	4.22	386
3.70	23,208	0.66	0.68	0.68	4.70	4.70	399
7.05	27,629	0.74	0.76	0.76	4.71	4.71	306
3.40	59,680	0.65	0.66	0.66	4.91	4.91	289
11.08	64,687	0.64	0.64	0.64	4.57	4.57	241

7.64	67,720	0.65	0.67	0.67	1.17	1.17	22
16.14	79,345	0.60	0.61	0.61	1.50	1.50	16
10.21	106,686	0.66	0.66	0.66	1.35	1.35	14
(33.04)	147,356	0.57	0.57	0.57	1.61	1.61	6
27.75	202,688	0.71	0.71	0.71	1.45	1.45	10

3.77	25,638	0.79	0.81	0.81	(0.13)	(0.13)	163
5.60	24,494	0.74	0.77	0.77	(0.03)	(0.03)	82
22.00	26,829	0.80	0.84	0.84	(0.14)	(0.14)	88
(46.05)	13,502	0.76	0.78	0.78	(0.18)	(0.18)	119
30.60	15,504	0.84	0.84	0.84	0.13	0.13	51

8.21	53,831	0.70	0.72	0.72	0.08	0.08	70
16.17	60,122	0.62	0.65	0.65	0.22	0.22	53
8.60	64,832	0.68	0.70	0.70	0.51	0.51	52
(32.29)	49,604	0.63	0.64	0.64	0.19	0.19	42
27.15	60,992	0.76	0.76	0.76	0.23	0.23	41

** The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.

*** Expense reductions are comprised of the contractual and voluntary expense reimbursements as described in Note (3) of the Annual Report dated December 31, 2009.

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Shareholder Reports

Additional information about the Funds’ investments is or will be available in the Funds’ annual and semi-annual reports to shareholders.  In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.  You may obtain copies of these reports at no cost by calling 1-800-732-8939 or by visiting www.nationallife.com.

The Funds will send you one copy of each shareholder report and certain other mailings, regardless of the number of Funds to which you have allocated value under your variable life insurance or annuity contract.  To receive additional shareholder reports at no cost, call 1 800-732-8939.

Statement of Additional Information

The Funds’ Statement of Additional Information contains additional information about the Funds, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities, and is incorporated by reference (legally considered to be part of this Prospectus).  You may request a free copy by writing the Funds at the address shown below or by calling 1-800-732-8939.

Please contact your registered representative or the Funds at 1-800-732-8939 if you have any questions or would like additional information about the Funds.

The Funds’ Statement of Additional Information and its annual and semi-annual reports are also available, free of charge, at www.nationallife.com or by calling the Funds at 1-800-732-8939.  Information about the Funds (including the Statement of Additional Information) can also be reviewed and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549-0102.  Call 1-202-551-8090 for information on the operation of the public reference room.  This information is also accessible via the Edgar database on the SEC’s internet site at www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC in Washington, D.C.

You should rely only on the information contained in this Prospectus.  No one is authorized to provide you with information that is different.

Sentinel Variable Products Trust One National Life Drive Montpelier, VT 05604
Investment Adviser Sentinel Asset Management, Inc. One National Life Drive Montpelier, VT 05604	Counsel Sidley Austin LLP 787 Seventh Avenue New York, NY 10019
Principal Underwriter Sentinel Financial Services Company One National Life Drive Montpelier, VT 05604	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017
Custodian State Street Bank & Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105

Investment Company Act File No. 811- 09917

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